Developed International Equity Select ETF (RNDM)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.7%
	Australia – 5.4%
13,258	APA Group	$97,037
1,657	Aristocrat Leisure Ltd.	52,526
1,479	ASX Ltd.	99,965
20,932	Aurizon Holdings Ltd.	53,149
4,255	Australia & New Zealand Banking Group Ltd.	85,163
7,366	Brambles Ltd.	56,968
4,729	Coles Group Ltd.	61,724
1,148	Commonwealth Bank of Australia	84,358
6,574	Computershare Ltd.	95,658
366	CSL Ltd.	77,414
15,467	Harvey Norman Holdings Ltd.	55,590
658	Macquarie Group Ltd.	98,331
33,365	Medibank Pvt Ltd.	81,320
4,304	National Australia Bank Ltd.	90,309
1,541	Ramsay Health Care Ltd.	80,163
2,639	Sonic Healthcare Ltd.	89,530
9,537	Suncorp Group Ltd.	76,811
21,387	Telstra Corp., Ltd.	65,041
5,603	Transurban Group	56,337
1,443	Wesfarmers Ltd.	62,256
4,607	Westpac Banking Corp.	71,561
2,042	Woolworths Group Ltd.	56,470
		1,647,681
	Austria – 0.3%
469	ams-OSRAM AG (b)	8,541
129	ANDRITZ AG	6,665
198	BAWAG Group AG (c) (d)	12,218
294	Erste Group Bank AG	13,840
259	OMV AG	14,729
493	Raiffeisen Bank International AG	14,526
214	Verbund AG	24,096
222	voestalpine AG	8,088
		102,703
	Belgium – 0.9%
475	Ageas S.A./N.V.	24,633
980	Anheuser-Busch InBev S.A./N.V.	59,323
43	D’ieteren Group	8,401
116	Elia Group S.A./N.V.	15,280
1,094	Etablissements Franz Colruyt N.V.	46,408
214	Groupe Bruxelles Lambert S.A.	23,916
267	KBC Group N.V.	22,938
243	Proximus S.A.D.P.	4,742
59	Sofina S.A.	29,018
148	Solvay S.A.	17,220
217	UCB S.A.	24,792
311	Umicore S.A.	12,658
		289,329
	Bermuda – 0.2%
3,628	CK Infrastructure Holdings Ltd.	23,101
Shares	Description	Value

	Bermuda (Continued)
1,900	Hongkong Land Holdings Ltd.	$9,880
300	Jardine Matheson Holdings Ltd.	16,503
8,800	Kerry Logistics Network Ltd.	21,510
		70,994
	Canada – 7.4%
1,671	Algonquin Power & Utilities Corp.	24,135
1,242	AltaGas Ltd.	26,815
1,201	Bank of Montreal	129,305
1,947	Bank of Nova Scotia (The)	137,835
1,831	BCE, Inc.	95,259
1,077	Canadian Imperial Bank of Commerce	125,541
909	Canadian Utilities Ltd., Class A	26,366
541	Emera, Inc.	27,038
552	Fortis, Inc.	26,632
230	George Weston Ltd.	26,667
3,945	Great-West Lifeco, Inc.	118,386
1,037	Hydro One Ltd. (c) (d)	26,979
906	Intact Financial Corp.	117,763
362	Loblaw Cos., Ltd.	29,659
508	Metro, Inc.	27,036
1,561	National Bank of Canada	119,011
8,708	Open Text Corp.	413,319
3,636	Power Corp. of Canada	120,151
1,205	Royal Bank of Canada	127,888
2,332	Sun Life Financial, Inc.	129,804
4,173	TELUS Corp.	98,276
1,111	TMX Group Ltd.	112,641
1,811	Toronto-Dominion Bank (The)	138,844
194	Waste Connections, Inc.	26,440
		2,251,790
	Cayman Islands – 0.3%
2,842	CK Asset Holdings Ltd.	17,914
2,802	CK Hutchison Holdings Ltd.	18,075
8,800	Shimao Group Holdings Ltd.	5,756
18,334	Sino Biopharmaceutical Ltd.	12,838
17,050	WH Group Ltd. (c) (d)	10,692
3,300	Wharf Real Estate Investment Co., Ltd.	16,759
		82,034
	Denmark – 2.7%
1,713	Ambu A.S., Class B	45,369
17	AP Moller - Maersk A.S., Class B	61,030
118	Carlsberg A.S., Class B	20,404
620	Chr Hansen Holding A.S.	48,920
323	Coloplast A.S., Class B	56,915
1,214	Danske Bank A.S.	20,992
1,005	Demant A.S. (b)	51,557
190	DSV A.S.	44,431
116	Genmab A.S. (b)	46,705
731	GN Store Nord A.S.	46,029

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
1,864	H Lundbeck A.S.	$48,183
71	Netcompany Group A.S. (c) (d)	7,658
523	Novo Nordisk A.S., Class B	58,849
739	Novozymes A.S., Class B	60,776
340	Orsted A.S. (c) (d)	43,473
157	Pandora A.S.	19,598
106	ROCKWOOL International A.S., Class B	46,411
160	Royal Unibrew A.S.	18,057
70	SimCorp A.S.	7,660
903	Tryg A.S.	22,326
1,725	Vestas Wind Systems A/S	52,817
		828,160
	Finland – 1.2%
566	Elisa Oyj	34,875
783	Fortum Oyj	24,060
394	Huhtamaki Oyj	17,445
491	Kesko Oyj, Class B	16,401
302	Kojamo Oyj	7,303
253	Kone Oyj, Class B	18,158
1,944	Metso Outotec Oyj	20,689
775	Neste Oyj	38,258
6,374	Nokia Oyj (b)	40,449
230	Nokian Renkaat Oyj	8,720
867	Sampo Oyj, Class A	43,491
1,650	Stora Enso Oyj, Class R	30,319
777	UPM-Kymmene Oyj	29,599
491	Valmet Oyj	21,086
1,486	Wartsila OYJ Abp	20,911
		371,764
	France – 10.6%
461	Air Liquide S.A.	80,470
1,407	Amundi S.A. (c) (d)	116,216
558	Arkema S.A.	78,680
23,116	Bollore S.A.	129,482
3,223	Bouygues S.A.	115,549
4,331	Bureau Veritas S.A.	143,882
493	Capgemini SE	120,956
1,237	Cie Generale des Etablissements Michelin SCA	203,010
910	Danone S.A.	56,557
1,955	Dassault Systemes SE	116,430
6,365	Engie S.A.	94,307
960	EssilorLuxottica S.A.	204,646
137	Hermes International	239,577
3,692	La Francaise des Jeux SAEM (c) (d)	163,678
1,247	Legrand S.A.	146,088
460	L’Oreal S.A.	218,361
3,897	Orange S.A.	41,763
282	Pernod Ricard S.A.	67,904
321	Remy Cointreau S.A.	78,208
1,911	Sanofi	192,721
Shares	Description	Value

	France (Continued)
804	Schneider Electric SE	$157,862
1,347	SEB S.A.	209,944
340	Teleperformance	151,739
855	Wendel SE	102,598
		3,230,628
	Germany – 8.8%
523	Allianz SE	123,642
460	Beiersdorf AG	47,333
609	Brenntag SE	55,176
725	Deutsche Boerse AG	121,418
2,257	Deutsche Post AG	145,285
7,723	Deutsche Telekom AG	143,320
2,634	E.ON SE	36,561
1,798	Evonik Industries AG	58,279
1,184	Fresenius Medical Care AG & Co., KGaA	77,024
1,734	Fresenius SE & Co., KGaA	69,885
1,213	FUCHS PETROLUB SE (Preference Shares)	55,130
3,105	GEA Group AG	170,000
673	Hannover Rueck SE	128,072
3,140	Henkel AG & Co., KGaA (Preference Shares)	254,318
1,327	Knorr-Bremse AG	131,288
288	LEG Immobilien SE	40,232
384	Merck KGaA	99,241
2,611	Puma SE	319,557
911	RWE AG	37,048
2,760	Scout24 AG (c) (d)	192,998
431	Symrise AG	63,937
1,392	TAG Immobilien AG	39,002
772	Uniper SE	36,739
4,923	United Internet AG	195,833
679	Vonovia SE	37,492
		2,678,810
	Greece – 0.0%
418	Hellenic Telecommunications Organization S.A.	7,735
354	OPAP S.A.	5,026
		12,761
	Hong Kong – 2.1%
11,039	AIA Group Ltd.	111,274
1,957	CLP Holdings, Ltd.	19,764
9,166	Galaxy Entertainment Group Ltd. (b)	47,490
6,801	Hang Lung Properties Ltd.	13,990
7,534	Hang Seng Bank Ltd.	137,877
3,821	Henderson Land Development Co., Ltd.	16,269
13,713	Hong Kong & China Gas Co., Ltd.	21,350
2,113	Hong Kong Exchanges & Clearing Ltd.	123,405

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
3,838	MTR Corp., Ltd.	$20,599
3,443	New World Development Co., Ltd.	13,622
3,330	Power Assets Holdings Ltd.	20,755
12,244	Sino Land Co., Ltd.	15,247
1,324	Sun Hung Kai Properties Ltd.	16,063
3,477	Swire Pacific Ltd., Class A	19,776
2,200	Techtronic Industries Co., Ltd.	43,788
4,983	Wharf Holdings (The) Ltd.	15,305
		656,574
	Ireland – 0.7%
2,426	AIB Group PLC	5,911
1,116	Bank of Ireland Group PLC (b)	6,335
801	CRH PLC	42,423
1,317	Glanbia PLC	18,443
162	Kerry Group PLC, Class A	20,887
378	Kingspan Group PLC	45,187
318	Ryanair Holdings PLC, ADR (b)	32,541
716	Smurfit Kappa Group PLC	39,487
		211,214
	Israel – 0.5%
65	Azrieli Group Ltd.	6,209
1,520	Bank Hapoalim BM	15,694
1,576	Bank Leumi Le-Israel BM	16,957
42	Elbit Systems Ltd.	7,282
1,243	ICL Group Ltd.	11,998
2,530	Israel Discount Bank Ltd., Class A	17,040
397	Mizrahi Tefahot Bank Ltd.	15,323
109	Nice, Ltd. (b)	33,367
1,965	Teva Pharmaceutical Industries Ltd. (b)	17,034
		140,904
	Italy – 1.9%
12,889	A2A S.p.A.	25,240
1,526	Assicurazioni Generali S.p.A.	32,367
577	Atlantia S.p.A. (b)	11,466
741	Banca Generali S.p.A.	32,691
3,002	Banca Mediolanum S.p.A.	29,666
478	Buzzi Unicem S.p.A	10,326
3,441	Enel S.p.A.	27,603
3,394	Eni S.p.A.	47,219
1,791	FinecoBank Banca Fineco S.p.A.	31,473
6,472	Hera S.p.A.	26,976
837	Infrastrutture Wireless Italiane S.p.A. (c) (d)	10,177
169	Interpump Group S.p.A.	12,401
11,441	Intesa Sanpaolo S.p.A.	29,620
4,131	Italgas S.p.A.	28,463
2,689	Mediobanca Banca di Credito Finanziario S.p.A.	30,951
514	Moncler S.p.A.	37,464
Shares	Description	Value

	Italy (Continued)
585	Nexi S.P.A (b) (c) (d)	$9,318
2,353	Poste Italiane S.p.A. (c) (d)	30,914
312	Prysmian S.p.A.	11,761
418	Recordati Industria Chimica e Farmaceutica S.p.A.	26,888
8,172	Snam S.p.A.	49,310
23,754	Telecom Italia S.p.A.	11,743
3,729	Terna-Rete Elettrica Nazionale S.p.A.	30,202
		594,239
	Japan – 13.4%
1,900	Chubu Electric Power Co., Inc.	20,019
1,800	Idemitsu Kosan Co., Ltd.	45,958
21,800	ITOCHU Corp.	666,717
3,000	Japan Tobacco, Inc.	60,571
1,000	Kao Corp.	52,326
4,400	KDDI Corp.	128,600
3,100	Kirin Holdings Co., Ltd.	49,776
1,200	Lawson, Inc.	56,855
900	MEIJI Holdings Co., Ltd.	53,673
20,200	Mitsubishi Corp.	641,314
25,000	Mizuho Financial Group, Inc.	317,961
5,300	Nippon Telegraph & Telephone Corp.	145,136
3,500	Nisshin Seifun Group, Inc.	50,448
700	Nissin Foods Holdings Co., Ltd.	51,056
1,200	Osaka Gas Co., Ltd.	19,831
8,800	Secom Co., Ltd.	610,943
10,700	Softbank Corp.	135,296
8,100	Sompo Holdings, Inc.	342,153
22,700	Takeda Pharmaceutical Co., Ltd.	619,055
1,200	Tokyo Gas Co., Ltd.	21,511
		4,089,199
	Jersey – 0.3%
507	Ferguson PLC	89,933
	Luxembourg – 0.1%
435	APERAM S.A.	23,594
	Netherlands – 5.1%
615	Aalberts N.V.	40,792
13	Adyen N.V. (b) (c) (d)	34,211
8,397	Aegon N.V.	41,997
221	Akzo Nobel N.V.	24,280
81	Argenx SE (b)	29,076
322	ASM International N.V.	142,496
168	ASML Holding N.V.	135,169
949	ASR Nederland N.V.	43,758
1,584	BE Semiconductor Industries N.V.	135,290
961	Davide Campari-Milano N.V.	14,065
1,050	Euronext N.V. (c) (d)	109,083
385	EXOR N.V.	34,610
509	Heineken Holding N.V.	47,026

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
425	Heineken N.V.	$47,835
126	IMCD N.V.	27,930
2,984	ING Groep N.V.	41,590
1,725	Just Eat Takeaway.com N.V. (b) (c) (d)	95,191
1,333	Koninklijke Ahold Delhaize N.V.	45,733
222	Koninklijke DSM N.V.	50,044
4,913	Koninklijke KPN N.V.	15,270
1,534	Koninklijke Philips N.V.	57,223
902	Koninklijke Vopak N.V.	31,629
829	NN Group N.V.	44,935
816	OCI N.V. (b)	21,386
1,577	Prosus N.V.	132,017
528	Randstad N.V.	36,092
710	Signify N.V. (c) (d)	32,964
457	Wolters Kluwer N.V.	53,902
		1,565,594
	New Zealand – 0.3%
2,039	Auckland International Airport Ltd. (b)	10,753
986	Fisher & Paykel Healthcare Corp., Ltd.	22,123
165	Mainfreight Ltd.	10,612
3,358	Spark New Zealand Ltd.	10,396
247	Xero Ltd. (b)	25,417
		79,301
	Norway – 0.7%
296	Adevinta ASA (b)	3,943
853	DNB Bank ASA	19,566
1,927	Equinor ASA	51,618
897	Gjensidige Forsikring ASA	21,797
602	Mowi ASA	14,266
299	Nordic Semiconductor ASA (b)	10,104
1,938	Norsk Hydro ASA	15,299
1,663	Orkla ASA	16,685
229	Salmar ASA	15,810
189	Schibsted ASA, Class A	7,299
1,158	Telenor ASA	18,225
262	TOMRA Systems ASA	18,773
292	Yara International ASA	14,755
		228,140
	Portugal – 0.1%
4,707	EDP - Energias de Portugal S.A.	25,894
835	Galp Energia SGPS S.A.	8,100
441	Jeronimo Martins SGPS S.A.	10,092
		44,086
	Singapore – 0.9%
2,200	DBS Group Holdings Ltd.	53,318
15,900	Genting Singapore Ltd.	9,144
2,600	Keppel Corp., Ltd.	9,878
Shares	Description	Value

	Singapore (Continued)
5,800	Oversea-Chinese Banking Corp., Ltd.	$49,065
2,300	Singapore Airlines Ltd. (b)	8,517
6,700	Singapore Exchange Ltd.	46,238
5,700	Singapore Technologies Engineering Ltd.	15,904
14,300	Singapore Telecommunications Ltd.	24,618
2,600	United Overseas Bank Ltd.	51,900
5,000	Wilmar International Ltd.	15,361
		283,943
	South Korea – 5.3%
38	CJ CheilJedang Corp. (b)	12,387
1,468	Coway Co., Ltd. (b)	91,877
402	Hana Financial Group, Inc.	14,220
912	Hyundai Engineering & Construction Co., Ltd. (b)	34,102
1,775	Industrial Bank of Korea	15,380
3,802	Kangwon Land, Inc. (b)	76,920
337	KB Financial Group, Inc.	15,592
485	Korea Electric Power Corp.	9,017
325	Korea Zinc Co., Ltd. (b)	139,706
913	KT Corp., ADR	11,476
194	KT&G Corp.	12,893
12	LG Household & Health Care Ltd.	11,074
992	LG Uplus Corp.	11,349
2,152	Mirae Asset Securities Co., Ltd.	15,659
703	NAVER Corp.	223,836
112	Samsung Biologics Co., Ltd. (b) (c) (d)	85,078
379	Samsung C&T Corp.	37,940
1,536	Samsung Electro-Mechanics Co., Ltd.	255,192
3,680	Samsung Electronics Co., Ltd.	242,392
79	Samsung Fire & Marine Insurance Co., Ltd.	13,424
254	Samsung Life Insurance Co., Ltd.	13,696
1,699	Samsung SDS Co., Ltd.	223,675
461	Shinhan Financial Group Co., Ltd.	14,271
244	SK Telecom Co., Ltd.	11,884
1,599	Woori Financial Group, Inc.	17,083
		1,610,123
	Spain – 2.4%
106	Acciona S.A.	20,287
650	ACS Actividades de Construccion y Servicios S.A.	17,442
102	Aena SME S.A. (b) (c) (d)	16,118
770	Amadeus IT Group S.A. (b)	52,283
8,213	Banco Bilbao Vizcaya Argentaria S.A.	49,090

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
14,970	Banco Santander S.A.	$50,116
9,265	Bankinter S.A.	47,562
17,494	CaixaBank S.A.	48,079
898	Cellnex Telecom S.A. (c) (d)	52,325
764	Enagas S.A.	17,744
1,743	Endesa S.A.	40,085
604	Ferrovial S.A.	18,952
776	Grifols S.A.	14,909
3,496	Iberdrola S.A.	41,434
2,041	Industria de Diseno Textil S.A.	66,295
1,396	Naturgy Energy Group S.A.	45,503
1,754	Red Electrica Corp. S.A.	37,992
1,299	Repsol S.A.	15,434
667	Siemens Gamesa Renewable Energy S.A.	16,000
11,827	Telefonica S.A.	51,867
		719,517
	Sweden – 3.4%
706	AAK AB	15,259
1,645	Alfa Laval AB	66,337
2,114	Assa Abloy AB, Class B	64,616
1,016	Atlas Copco AB, Class A	70,363
635	Axfood AB	18,299
925	Castellum AB	24,957
2,970	Epiroc AB, Class A	75,333
490	Essity AB, Class B	16,018
1,497	Fabege AB	25,107
4,470	Hexagon AB, Class B	71,060
692	Holmen AB, Class B	33,290
1,184	Industrivarden AB, Class C	37,225
1,703	Investor AB, Class B	42,923
667	L E Lundbergforetagen AB, Class B	37,498
3,888	Securitas AB, Class B	53,633
2,600	Skandinaviska Enskilda Banken AB, Class A	36,211
2,450	Skanska AB, Class B	63,499
1,959	Svenska Cellulosa AB SCA, Class B	34,850
3,420	Svenska Handelsbanken AB, Class A	37,038
1,817	Swedbank AB, Class A	36,617
1,738	Swedish Match AB	13,852
3,183	Tele2 AB, Class B	45,475
11,440	Telia Co., AB	44,823
2,888	Trelleborg AB, Class B	76,002
		1,040,285
	Switzerland – 10.0%
1,367	ABB Ltd.	52,358
739	Baloise Holding AG	120,923
94	Barry Callebaut AG	228,604
96	Bucher Industries AG	47,515
Shares	Description	Value

	Switzerland (Continued)
19	Chocoladefabriken Lindt & Spruengli AG	$263,356
1,424	Clariant AG	29,693
586	DKSH Holding AG	48,426
28	EMS-Chemie Holding AG	31,374
62	Geberit AG	50,705
31	Georg Fischer AG	47,119
6	Givaudan S.A.	31,554
950	Holcim Ltd.	48,490
134	Kuehne + Nagel International AG	43,294
1,774	Nestle S.A.	248,111
6,600	Novartis AG	581,484
72	Partners Group Holding AG	119,513
95	PSP Swiss Property AG	11,854
1,483	Roche Holding AG	616,994
171	Schindler Holding AG	46,072
16	SGS S.A.	53,503
145	Sika AG	60,502
222	Swiss Life Holding AG	136,192
117	Swiss Prime Site AG	11,511
46	Swisscom AG	25,978
274	Zurich Insurance Group AG	120,401
		3,075,526
	United Kingdom – 12.7%
4,446	Admiral Group PLC	189,985
9,263	BAE Systems PLC	68,934
2,133	Bunzl PLC	83,293
61,108	ConvaTec Group PLC (c) (d)	159,760
3,930	Croda International PLC	538,328
2,721	Dechra Pharmaceuticals PLC	196,120
5,158	Diageo PLC	281,778
47,719	Direct Line Insurance Group PLC	180,206
4,857	Electrocomponents PLC	79,285
9,404	GlaxoSmithKline PLC	204,501
1,842	Halma PLC	79,784
3,042	National Grid PLC	43,637
2,375	Pennon Group PLC	37,515
21,406	Phoenix Group Holdings PLC	189,259
18,692	RELX PLC	607,719
3,844	Schroders PLC	185,228
1,034	Severn Trent PLC	41,245
1,352	Spectris PLC	66,941
350	Spirax-Sarco Engineering PLC	76,036
73,426	Tesco PLC	288,119
4,644	Unilever PLC	248,010
2,779	United Utilities Group PLC	40,963
		3,886,646
	Total Common Stocks	29,905,472
	(Cost $26,782,704)

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 2.0%
	Australia – 0.5%
5,843	Dexus	$47,272
2,911	Goodman Group	56,124
12,447	GPT (The) Group	49,083
		152,479
	Belgium – 0.1%
69	Aedifica S.A.	9,026
57	Cofinimmo S.A.	9,118
213	Warehouses De Pauw CVA	10,228
		28,372
	Canada – 0.1%
912	Canadian Apartment Properties REIT	43,230
	Hong Kong – 0.1%
1,814	Link REIT	15,970
	Japan – 0.7%
16	Daiwa House REIT Investment Corp.	48,474
8	Japan Real Estate Investment Corp.	45,414
7	Nippon Building Fund, Inc.	40,772
33	Nomura Real Estate Master Fund, Inc.	46,418
27	Orix JREIT, Inc.	42,203
		223,281
	Singapore – 0.2%
4,100	Ascendas Real Estate Investment Trust	8,975
6,001	CapitaLand Integrated Commercial Trust	9,085
5,900	Mapletree Commercial Trust (e)	8,756
4,400	Mapletree Industrial Trust	8,848
6,000	Mapletree Logistics Trust	8,460
		44,124
	Spain – 0.0%
571	Inmobiliaria Colonial Socimi S.A.	5,363
539	Merlin Properties Socimi S.A.	5,873
		11,236
	United Kingdom – 0.3%
2,429	Segro PLC	47,229
Shares	Description	Value

	United Kingdom (Continued)
13,655	Tritax Big Box REIT PLC	$46,022
		93,251
	Total Real Estate Investment Trusts	611,943
	(Cost $564,798)
	Total Investments – 99.7%	30,517,415
	(Cost $27,347,502) (f)
	Net Other Assets and Liabilities – 0.3%	81,026
	Net Assets – 100.0%	$30,598,441

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2021, securities noted as such are valued at $8,756 or 0.0% of net assets.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,277,206 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,107,293. The net unrealized appreciation was $3,169,913.

ADR	American Depositary Receipt

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,905,472	$ 29,905,472	$ —	$ —
Real Estate Investment Trusts:
Singapore	44,124	35,368	8,756	—
Other Country Categories*	567,819	567,819	—	—
Total Investments	$ 30,517,415	$ 30,508,659	$ 8,756	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	32.3%
Japanese Yen	14.1
British Pound Sterling	13.3
Swiss Franc	10.1
Canadian Dollar	7.5
Australian Dollar	6.0
South Korean Won	5.2
Swedish Krona	3.4
Danish Krone	2.7
Hong Kong Dollar	2.6
Singapore Dollar	1.1
Norwegian Krone	0.8
Israeli Shekel	0.5
United States Dollar	0.2
New Zealand Dollar	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	21.5%
Industrials	20.1
Health Care	12.1
Consumer Staples	11.1
Information Technology	7.6
Consumer Discretionary	6.9
Communication Services	6.6
Materials	5.8
Utilities	4.3
Real Estate	3.2
Energy	0.8
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.4%
	Bermuda – 0.2%
128	Credicorp Ltd.	$15,625
	Brazil – 8.1%
4,384	Ambev S.A.	12,137
3,777	Atacadao S.A.	10,341
13,298	Banco Bradesco S.A. (Preference Shares)	45,863
9,585	Banco do Brasil S.A.	49,646
13,884	BB Seguridade Participacoes S.A.	51,722
811	Cia de Saneamento Basico do Estado de Sao Paulo	5,850
2,229	Cia Energetica de Minas Gerais (Preference Shares)	5,246
4,296	Cia Paranaense de Energia, Class B (Preference Shares)	4,967
1,161	CPFL Energia S.A.	5,592
712	Energisa S.A.	5,672
835	Engie Brasil Energia S.A.	5,758
1,234	Equatorial Energia S.A.	5,009
7,769	Hypera S.A.	39,431
9,575	Itau Unibanco Holding S.A. (Preference Shares)	36,014
26,108	Itausa S.A. (Preference Shares)	41,857
1,809	JBS S.A.	12,325
14,474	Klabin S.A.	66,679
2,614	Marfrig Global Foods S.A.	10,358
7,936	Natura & Co. Holding S.A. (b)	36,232
2,043	Neoenergia S.A.	5,942
11,200	Porto Seguro S.A.	42,065
2,870	Raia Drogasil S.A.	12,521
1,542	TIM S.A.	3,640
873	Transmissora Alianca de Energia Eletrica S.A.	5,700
4,596	Vale S.A.	64,328
		584,895
	Cayman Islands – 7.6%
27,625	China Conch Venture Holdings Ltd.	134,980
46,000	China Resources Cement Holdings Ltd.	34,747
12,500	Hengan International Group Co., Ltd.	64,363
36,000	Tingyi Cayman Islands Holding Corp.	73,962
89,000	Want Want China Holdings Ltd.	81,723
337,000	Zhenro Properties Group Ltd. (c)	160,341
		550,116
	Chile – 0.7%
97,848	Banco de Chile	7,644
180,139	Banco Santander Chile	7,242
928	CAP S.A.	9,040
3,738	Cencosud S.A.	6,252
Shares	Description	Value

	Chile (Continued)
33,686	Cia Sud Americana de Vapores S.A.	$2,894
2,228	Falabella S.A.	7,267
183	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	9,341
		49,680
	China – 8.3%
108,321	Agricultural Bank of China Ltd., Class H	37,230
8,500	Anhui Conch Cement Co., Ltd., Class H	42,459
105,146	Bank of China Ltd., Class H	37,891
62,173	Bank of Communications Co., Ltd., Class H	37,555
82,651	China CITIC Bank Corp., Ltd., Class H	35,827
51,449	China Construction Bank Corp., Class H	35,630
23,000	China Life Insurance Co., Ltd., Class H	38,109
92,449	China Minsheng Banking Corp., Ltd., Class H	35,331
760,000	China Tower Corp., Ltd., Class H (c) (d)	83,821
40,400	Haitong Securities Co., Ltd., Class H	35,802
66,549	Industrial & Commercial Bank of China Ltd., Class H	37,552
12,600	New China Life Insurance Co., Ltd., Class H	33,691
120,000	People’s Insurance Co. Group of China (The) Ltd., Class H	36,319
38,000	PICC Property & Casualty Co., Ltd., Class H	31,043
5,200	Ping An Insurance Group Co. of China Ltd., Class H	37,445
		595,705
	Czech Republic – 0.2%
312	CEZ A.S.	11,809
	Hong Kong – 2.1%
10,175	Beijing Enterprises Holdings Ltd.	35,102
12,450	BOC Hong Kong Holdings Ltd.	40,794
37,000	Far East Horizon Ltd.	32,836
31,300	Guangdong Investment Ltd.	39,780
		148,512
	Hungary – 0.5%
807	MOL Hungarian Oil & Gas PLC	6,268
427	OTP Bank Nyrt (b)	21,846
270	Richter Gedeon Nyrt	7,260
		35,374

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India – 20.7%
2,778	ACC Ltd.	$82,805
669	Bajaj Auto Ltd.	29,242
1,442	Bata India Ltd.	36,307
7,743	Berger Paints India Ltd.	80,387
435	Britannia Industries Ltd.	21,102
2,483	Cipla Ltd.	31,535
1,029	Colgate-Palmolive India Ltd.	20,505
2,785	Dabur India Ltd.	21,732
509	Divi’s Laboratories Ltd.	32,033
500	Dr. Reddy’s Laboratories Ltd.	33,006
3,752	Grasim Industries Ltd.	81,881
905	Hero MotoCorp Ltd.	29,975
636	Hindustan Unilever Ltd.	20,193
8,819	Infosys Ltd.	223,958
7,276	ITC Ltd.	21,343
3,138	Marico Ltd.	21,641
349	Maruti Suzuki India Ltd.	34,867
88	Nestle India Ltd.	23,328
15,041	Petronet LNG Ltd.	43,786
3,135	Pidilite Industries Ltd.	103,865
6,384	Reliance Industries Ltd.	203,378
3,913	Tata Consultancy Services Ltd.	196,785
2,112	Tata Consumer Products Ltd.	21,123
1,186	Titan Co., Ltd.	40,244
791	Torrent Pharmaceuticals Ltd.	34,886
		1,489,907
	Indonesia – 2.7%
30,876	Adaro Energy Tbk PT	4,874
34,747	Aneka Tambang Tbk PT	5,485
43,145	Astra International Tbk PT	17,255
39,149	Bank Central Asia Tbk PT	20,052
44,560	Bank Mandiri Persero Tbk PT	21,963
50,985	Bank Negara Indonesia Persero Tbk PT	24,147
71,181	Bank Rakyat Indonesia Persero Tbk PT	20,526
128,245	Bank Raya Indonesia Tbk PT (b)	16,287
134,300	Bank Syariah Indonesia Tbk PT (b)	16,773
31,633	Merdeka Copper Gold Tbk PT (b)	8,634
89,161	Sarana Menara Nusantara Tbk PT	7,038
1,054,800	Smartfren Telecom Tbk PT (b)	6,439
32,016	Telkom Indonesia Persero Tbk PT	9,075
39,912	Tower Bersama Infrastructure Tbk PT	8,261
7,427	United Tractors Tbk PT	11,542
		198,351
	Isle Of Man (U.K.) – 0.1%
779	NEPI Rockcastle PLC	5,182
Shares	Description	Value

	Malaysia – 1.6%
16,900	CIMB Group Holdings Bhd	$22,109
5,400	Genting Bhd	6,053
9,000	Genting Malaysia Bhd	6,222
4,300	Hartalega Holdings Bhd	5,914
3,900	IHH Healthcare Bhd	6,871
4,900	Inari Amertron Bhd	4,705
10,100	Malayan Banking Bhd	20,122
8,700	Press Metal Aluminium Holdings Bhd	12,071
19,900	Public Bank Bhd	19,871
3,500	Tenaga Nasional Bhd	7,847
9,100	Top Glove Corp. Bhd	5,658
		117,443
	Mexico – 4.5%
63,413	America Movil S.A.B. de C.V., Series L	67,143
2,207	Arca Continental S.A.B. de C.V.	14,015
21,151	Cemex S.A.B. de C.V., Series CPO (b)	14,452
1,550	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	12,073
1,176	Gruma S.A.B. de C.V., Class B	15,030
1,312	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	18,120
816	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	16,823
4,786	Grupo Bimbo S.A.B. de C.V., Series A	14,747
315	Grupo Elektra S.A.B. de C.V.	23,846
3,734	Grupo Financiero Banorte S.A.B. de C.V., Class O	24,285
6,714	Grupo Mexico S.A.B. de C.V., Series B	29,269
11,078	Grupo Televisa S.A.B., Series CPO	20,781
8,172	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	12,416
5,952	Orbia Advance Corp. S.A.B. de C.V.	15,191
7,190	Wal-Mart de Mexico S.A.B. de C.V.	26,765
		324,956
	Netherlands – 0.1%
247	X5 Retail Group N.V., GDR (c)	6,538
	Philippines – 0.9%
27,400	AC Energy Corp.	5,911
59,410	Ayala Land, Inc.	42,758
105	Globe Telecom, Inc.	6,840
190	PLDT, Inc.	6,752
		62,261
	Poland – 1.3%
473	Bank Polska Kasa Opieki S.A.	14,322

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Poland (Continued)
229	CD Projekt S.A.	$10,964
93	Dino Polska S.A. (b) (c) (d)	8,478
224	KGHM Polska Miedz S.A.	7,750
3	LPP S.A.	12,807
800	Polski Koncern Naftowy ORLEN S.A.	14,760
1,154	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	12,868
1,335	Powszechny Zaklad Ubezpieczen S.A.	11,713
		93,662
	Russia – 1.9%
7,696	Alrosa PJSC	12,586
40,399	Credit Bank of Moscow PJSC (b)	3,685
172,018	Inter RAO UES PJSC	9,788
96	Magnit PJSC	6,957
15,021	Magnitogorsk Iron & Steel Works PJSC	13,891
47	MMC Norilsk Nickel PJSC	14,289
2,140	Mobile TeleSystems PJSC	8,510
1,668	Moscow Exchange MICEX-RTS PJSC	3,403
4,741	Novolipetsk Steel PJSC	13,741
85	Polyus PJSC	14,801
676	Severstal PAO	14,451
10,776	Sistema PJSFC	3,364
3,253	Tatneft PJSC	21,683
		141,149
	South Africa – 5.6%
1,497	Absa Group Ltd.	14,331
770	Aspen Pharmacare Holdings Ltd.	10,845
412	Bid Corp., Ltd.	8,440
460	Bidvest Group (The) Ltd.	5,469
126	Capitec Bank Holdings Ltd.	16,129
479	Clicks Group Ltd.	9,485
1,670	Discovery Ltd. (b)	15,046
320	Exxaro Resources Ltd.	3,070
3,543	FirstRand Ltd.	13,518
500	Foschini Group (The) Ltd. (b)	3,888
2,790	Kumba Iron Ore Ltd.	80,556
339	Mr Price Group Ltd.	4,244
2,325	MultiChoice Group	17,805
723	Naspers Ltd., Class N	112,159
13,792	Old Mutual Ltd.	11,338
3,165	Pepkor Holdings Ltd. (b) (c) (d)	4,348
1,682	Remgro Ltd.	13,843
3,575	Sanlam Ltd.	13,317
744	Shoprite Holdings Ltd.	9,753
677	SPAR Group (The) Ltd.	7,100
1,596	Standard Bank Group Ltd.	14,023
1,843	Vodacom Group Ltd.	15,570
Shares	Description	Value

	South Africa (Continued)
1,156	Woolworths Holdings Ltd.	$3,762
		408,039
	Taiwan – 27.1%
58,286	Asia Cement Corp.	93,327
5,496	Chunghwa Telecom Co., Ltd.	23,143
32,968	CTBC Financial Holding Co., Ltd.	30,922
29,068	E.Sun Financial Holding Co., Ltd.	29,470
9,874	Far EasTone Telecommunications Co., Ltd.	23,055
33,148	First Financial Holding Co., Ltd.	29,354
42,216	Formosa Chemicals & Fibre Corp.	123,290
37,475	Hua Nan Financial Holdings Co., Ltd.	28,715
233,750	Inventec Corp.	210,795
23,840	Mega Financial Holding Co., Ltd.	30,633
90,000	Pegatron Corp.	224,780
2,043	President Chain Store Corp.	20,196
17,000	Shanghai Commercial & Savings Bank (The) Ltd.	29,033
81,279	Shin Kong Financial Holding Co., Ltd.	32,462
54,999	SinoPac Financial Holdings Co., Ltd.	32,104
115,591	Synnex Technology International Corp.	276,579
42,237	Taishin Financial Holding Co., Ltd.	28,929
79,000	Taiwan Business Bank	28,268
51,946	Taiwan Cement Corp.	90,122
34,592	Taiwan Cooperative Financial Holding Co., Ltd.	31,820
6,140	Taiwan Mobile Co., Ltd.	22,193
8,377	Uni-President Enterprises Corp.	20,771
219,000	Wistron Corp.	230,739
124,474	WPG Holdings Ltd.	236,648
30,951	Yuanta Financial Holding Co., Ltd.	28,303
		1,955,651
	Thailand – 4.6%
6,000	Airports of Thailand PCL (b)	10,956
8,300	B Grimm Power PCL	10,063
5,800	Bangkok Bank PCL	21,096
14,600	Bangkok Dusit Medical Services PCL	10,052
41,900	Bangkok Expressway & Metro PCL	10,599
11,100	Berli Jucker PCL	10,301
52,500	BTS Group Holdings PCL	14,695
2,400	Bumrungrad Hospital PCL	10,130

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
13,600	Charoen Pokphand Foods PCL	$10,382
5,500	CP ALL PCL	9,714
2,000	Electricity Generating PCL	10,507
8,200	Gulf Energy Development PCL	11,230
36,300	Home Product Center PCL	15,757
61,600	Krung Thai Bank PCL	24,341
67,900	Land & Houses PCL	17,887
11,600	Muangthai Capital PCL	20,401
10,300	Osotspa PCL	10,561
5,900	PTT Exploration & Production PCL	20,841
8,900	PTT Global Chemical PCL	15,653
17,900	PTT PCL	20,362
900	Siam Cement (The) PCL	10,400
21,400	Thai Beverage PCL	10,481
16,100	Thai Union Group PCL	9,398
4,800	Total Access Communication PCL	6,574
52,100	True Corp PCL	7,455
		329,836
	Turkey – 0.6%
4,531	Akbank T.A.S.	2,466
588	Arcelik A.S.	2,151
2,373	Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,746
1,063	BIM Birlesik Magazalar A.S.	4,926
1,647	Eregli Demir ve Celik Fabrikalari T.A.S.	3,506
115	Ford Otomotiv Sanayi A.S.	2,070
1,653	KOC Holding A.S.	3,546
1,028	Sasa Polyester Sanayi A.S. (e)	4,107
2,786	Turk Telekomunikasyon A.S.	2,028
1,361	Turkcell Iletisim Hizmetleri A.S.	1,899
2,614	Turkiye Garanti Bankasi A.S.	2,227
4,653	Turkiye Is Bankasi A.S., Class C	2,529
326	Turkiye Petrol Rafinerileri A.S. (b)	3,805
4,387	Turkiye Sise ve Cam Fabrikalari A.S.	4,437
10,021	Yapi ve Kredi Bankasi A.S.	2,560
		46,003
	Total Common Stocks	7,170,694
	(Cost $7,018,358)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
5,702	Fibra Uno Administracion S.A. de C.V.	6,032
Shares	Description	Value

	South Africa – 0.1%
5,694	Growthpoint Properties Ltd.	$5,492
	Total Real Estate Investment Trusts	11,524
	(Cost $14,041)
	Total Investments – 99.6%	7,182,218
	(Cost $7,032,399) (f)
	Net Other Assets and Liabilities – 0.4%	27,856
	Net Assets – 100.0%	$7,210,074

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (April 1, 2021 through December 31, 2021), the Fund received 182 PIK shares of Sasa Polyester Sanayi A.S.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $788,228 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $638,409. The net unrealized appreciation was $149,819.

GDR	Global Depositary Receipt

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 329,836	$ 10,481	$ 319,355	$ —
Other Country Categories*	6,840,858	6,840,858	—	—
Real Estate Investment Trusts*	11,524	11,524	—	—
Total Investments	$ 7,182,218	$ 6,862,863	$ 319,355	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	27.2%
Indian Rupee	20.7
Hong Kong Dollar	18.0
Brazilian Real	8.1
South African Rand	5.8
Mexican Peso	4.6
Thai Baht	4.5
Indonesian Rupiah	2.8
Russian Ruble	2.0
Malaysian Ringgit	1.6
Polish Zloty	1.3
Philippine Peso	0.9
Chilean Peso	0.7
Turkish Lira	0.6
Hungarian Forint	0.5
United States Dollar	0.3
Czech Republic Koruna	0.2
Singapore Dollar	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	23.5%
Information Technology	22.4
Materials	16.3
Consumer Staples	10.4
Consumer Discretionary	5.1
Communication Services	5.0
Energy	4.9
Real Estate	3.3
Health Care	3.2
Industrials	3.2
Utilities	2.7
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.1%
	Aerospace & Defense – 1.4%
319	General Dynamics Corp.	$66,502
474	HEICO Corp.	68,360
284	L3Harris Technologies, Inc.	60,560
181	Lockheed Martin Corp.	64,329
174	Northrop Grumman Corp.	67,350
727	Raytheon Technologies Corp.	62,566
895	Textron, Inc.	69,094
		458,761
	Air Freight & Logistics – 0.6%
525	Expeditors International of Washington, Inc.	70,502
285	FedEx Corp.	73,712
343	United Parcel Service, Inc., Class B	73,519
		217,733
	Banks – 2.6%
1,432	Bank of America Corp.	63,710
866	Citigroup, Inc.	52,298
1,294	Citizens Financial Group, Inc.	61,141
1,432	Fifth Third Bancorp	62,364
315	First Republic Bank	65,051
3,932	Huntington Bancshares, Inc.	60,631
371	JPMorgan Chase & Co.	58,748
2,812	KeyCorp	65,041
407	M&T Bank Corp.	62,507
311	PNC Financial Services Group (The), Inc.	62,362
2,853	Regions Financial Corp.	62,195
1,036	Truist Financial Corp.	60,658
1,023	US Bancorp	57,462
1,310	Wells Fargo & Co.	62,854
		857,022
	Beverages – 0.9%
792	Brown-Forman Corp., Class B	57,705
997	Coca-Cola (The) Co.	59,032
248	Constellation Brands, Inc., Class A	62,241
1,532	Keurig Dr. Pepper, Inc.	56,470
348	PepsiCo, Inc.	60,451
		295,899
	Biotechnology – 1.1%
1,041	AbbVie, Inc.	140,952
528	Amgen, Inc.	118,784
1,607	Gilead Sciences, Inc.	116,684
		376,420
	Building Products – 0.9%
1,207	Carrier Global Corp.	65,468
918	Johnson Controls International PLC	74,643
1,125	Masco Corp.	78,997
Shares	Description	Value

	Building Products (Continued)
362	Trane Technologies PLC	$73,135
		292,243
	Capital Markets – 4.2%
230	Ameriprise Financial, Inc.	69,382
1,173	Bank of New York Mellon (The) Corp.	68,128
72	BlackRock, Inc.	65,920
523	Blackstone, Inc.	67,671
1,286	Carlyle Group (The), Inc.	70,601
835	Charles Schwab (The) Corp.	70,224
314	CME Group, Inc.	71,736
2,045	Franklin Resources, Inc.	68,487
161	Goldman Sachs Group (The), Inc.	61,591
529	Intercontinental Exchange, Inc.	72,351
999	KKR & Co., Inc.	74,425
144	MarketAxess Holdings, Inc.	59,223
171	Moody’s Corp.	66,789
625	Morgan Stanley	61,350
100	MSCI, Inc.	61,269
315	Nasdaq, Inc.	66,153
564	Northern Trust Corp.	67,460
659	Raymond James Financial, Inc.	66,164
143	S&P Global, Inc.	67,486
718	State Street Corp.	66,774
309	T Rowe Price Group, Inc.	60,762
		1,403,946
	Chemicals – 1.5%
99	Air Products and Chemicals, Inc.	30,122
116	Albemarle Corp.	27,117
169	Celanese Corp.	28,402
1,244	Corteva, Inc.	58,816
442	Dow, Inc.	25,070
919	DuPont de Nemours, Inc.	74,237
253	Eastman Chemical Co.	30,590
122	Ecolab, Inc.	28,620
190	International Flavors & Fragrances, Inc.	28,624
271	LyondellBasell Industries N.V., Class A	24,995
437	PPG Industries, Inc.	75,356
223	Sherwin-Williams (The) Co.	78,532
		510,481
	Commercial Services & Supplies – 0.9%
164	Cintas Corp.	72,680
243	Republic Services, Inc.	33,886
4,301	Rollins, Inc.	147,137
195	Waste Management, Inc.	32,546
		286,249

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment – 1.7%
3,059	Cisco Systems, Inc.	$193,849
717	Motorola Solutions, Inc.	194,809
558	Ubiquiti, Inc.	171,138
		559,796
	Construction Materials – 0.5%
183	Martin Marietta Materials, Inc.	80,615
369	Vulcan Materials Co.	76,597
		157,212
	Consumer Finance – 0.9%
1,191	Ally Financial, Inc.	56,704
373	American Express Co.	61,023
386	Capital One Financial Corp.	56,005
495	Discover Financial Services	57,202
1,278	Synchrony Financial	59,286
		290,220
	Containers & Packaging – 0.3%
123	Avery Dennison Corp.	26,638
695	Ball Corp.	66,908
455	International Paper Co.	21,376
		114,922
	Distributors – 1.1%
1,251	Genuine Parts Co.	175,390
349	Pool Corp.	197,534
		372,924
	Diversified Telecommunication Services – 0.9%
6,165	AT&T, Inc.	151,659
3,083	Verizon Communications, Inc.	160,193
		311,852
	Electric Utilities – 1.3%
521	Alliant Energy Corp.	32,026
359	American Electric Power Co., Inc.	31,940
299	Duke Energy Corp.	31,365
526	Edison International	35,900
294	Entergy Corp.	33,119
469	Evergy, Inc.	32,178
357	Eversource Energy	32,480
603	Exelon Corp.	34,829
819	FirstEnergy Corp.	34,062
371	NextEra Energy, Inc.	34,637
1,046	PPL Corp.	31,443
471	Southern (The) Co.	32,301
467	Xcel Energy, Inc.	31,616
		427,896
Shares	Description	Value

	Electrical Equipment – 0.8%
504	AMETEK, Inc.	$74,108
419	Eaton Corp. PLC	72,412
663	Emerson Electric Co.	61,639
213	Rockwell Automation, Inc.	74,305
		282,464
	Electronic Equipment, Instruments & Components – 3.6%
3,470	Amphenol Corp., Class A	303,486
1,396	CDW Corp.	285,873
779	Cognex Corp.	60,575
6,963	Corning, Inc.	259,232
1,852	TE Connectivity Ltd.	298,802
		1,207,968
	Energy Equipment & Services – 0.4%
1,990	Baker Hughes Co.	47,879
2,276	Halliburton Co.	52,052
1,660	Schlumberger N.V.	49,717
		149,648
	Entertainment – 0.8%
1,959	Activision Blizzard, Inc.	130,332
1,066	Electronic Arts, Inc.	140,606
		270,938
	Food & Staples Retailing – 1.5%
337	Costco Wholesale Corp.	191,315
1,294	Kroger (The) Co.	58,566
667	Sysco Corp.	52,393
1,112	Walgreens Boots Alliance, Inc.	58,002
1,088	Walmart, Inc.	157,423
		517,699
	Food Products – 1.7%
872	Archer-Daniels-Midland Co.	58,938
1,545	Conagra Brands, Inc.	52,762
875	General Mills, Inc.	58,957
309	Hershey (The) Co.	59,782
1,276	Hormel Foods Corp.	62,282
819	Kellogg Co.	52,760
1,421	Kraft Heinz (The) Co.	51,014
646	McCormick & Co., Inc.	62,410
900	Mondelez International, Inc., Class A	59,679
663	Tyson Foods, Inc., Class A	57,787
		576,371
	Health Care Equipment & Supplies – 3.7%
950	Abbott Laboratories	133,703
1,396	Baxter International, Inc.	119,833
457	Becton Dickinson and Co.	114,926

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
272	Cooper (The) Cos., Inc.	$113,952
1,934	DENTSPLY SIRONA, Inc.	107,898
896	Medtronic PLC	92,691
426	ResMed, Inc.	110,964
550	STERIS PLC	133,875
426	Stryker Corp.	113,921
298	Teleflex, Inc.	97,887
767	Zimmer Biomet Holdings, Inc.	97,440
		1,237,090
	Health Care Providers & Services – 3.3%
438	AmerisourceBergen Corp.	58,206
301	Anthem, Inc.	139,526
2,270	Cardinal Health, Inc.	116,882
561	Cigna Corp.	128,822
617	CVS Health Corp.	63,650
463	HCA Healthcare, Inc.	118,954
288	Humana, Inc.	133,592
262	McKesson Corp.	65,125
773	Quest Diagnostics, Inc.	133,737
287	UnitedHealth Group, Inc.	144,114
		1,102,608
	Health Care Technology – 0.4%
1,592	Cerner Corp.	147,849
	Hotels, Restaurants & Leisure – 3.0%
1,001	Darden Restaurants, Inc.	150,791
318	Domino’s Pizza, Inc.	179,457
629	McDonald’s Corp.	168,616
3,514	MGM Resorts International	157,708
1,374	Starbucks Corp.	160,717
1,240	Yum! Brands, Inc.	172,186
		989,475
	Household Durables – 1.5%
1,806	DR Horton, Inc.	195,860
975	Garmin Ltd.	132,766
1,618	Lennar Corp., Class A	187,947
		516,573
	Household Products – 0.9%
634	Church & Dwight Co., Inc.	64,985
316	Clorox (The) Co.	55,098
692	Colgate-Palmolive Co.	59,055
395	Kimberly-Clark Corp.	56,453
374	Procter & Gamble (The) Co.	61,179
		296,770
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 0.1%
1,277	AES (The) Corp.	$31,031
	Industrial Conglomerates – 1.4%
356	3M Co.	63,236
607	General Electric Co.	57,344
294	Honeywell International, Inc.	61,302
570	Roper Technologies, Inc.	280,360
		462,242
	Insurance – 2.9%
1,166	Aflac, Inc.	68,083
478	Allstate (The) Corp.	56,237
1,108	American International Group, Inc.	63,001
213	Aon PLC, Class A	64,019
409	Arthur J. Gallagher & Co.	69,395
1,096	Brown & Brown, Inc.	77,027
350	Chubb Ltd.	67,658
532	Cincinnati Financial Corp.	60,611
865	Hartford Financial Services Group (The), Inc.	59,719
401	Marsh & McLennan Cos., Inc.	69,702
985	MetLife, Inc.	61,553
944	Principal Financial Group, Inc.	68,279
673	Progressive (The) Corp.	69,083
578	Prudential Financial, Inc.	62,563
400	Travelers (The) Cos., Inc.	62,572
		979,502
	Internet & Direct Marketing Retail – 0.4%
2,176	eBay, Inc.	144,704
	IT Services – 3.3%
195	Accenture PLC, Class A	80,837
313	Automatic Data Processing, Inc.	77,180
365	Broadridge Financial Solutions, Inc.	66,729
3,424	Cognizant Technology Solutions Corp., Class A	303,777
514	Fidelity National Information Services, Inc.	56,103
397	Global Payments, Inc.	53,666
1,894	International Business Machines Corp.	253,152
180	Mastercard, Inc., Class A	64,678
556	Paychex, Inc.	75,894
281	Visa, Inc., Class A	60,896
		1,092,912
	Life Sciences Tools & Services – 2.2%
713	Agilent Technologies, Inc.	113,830

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
232	Bio-Techne Corp.	$120,023
369	Danaher Corp.	121,405
648	PerkinElmer, Inc.	130,287
197	Thermo Fisher Scientific, Inc.	131,446
264	West Pharmaceutical Services, Inc.	123,819
		740,810
	Machinery – 2.6%
326	Caterpillar, Inc.	67,397
278	Cummins, Inc.	60,643
187	Deere & Co.	64,120
402	Dover Corp.	73,003
886	Fortive Corp.	67,593
302	IDEX Corp.	71,369
302	Illinois Tool Works, Inc.	74,534
760	Otis Worldwide Corp.	66,173
806	PACCAR, Inc.	71,137
223	Parker-Hannifin Corp.	70,941
356	Stanley Black & Decker, Inc.	67,149
725	Westinghouse Air Brake Technologies Corp.	66,780
505	Xylem, Inc.	60,560
		881,399
	Media – 2.1%
2,977	Comcast Corp., Class A	149,832
3,780	Fox Corp., Class A	139,482
2,092	Omnicom Group, Inc.	153,281
24,854	Sirius XM Holdings, Inc.	157,823
3,837	ViacomCBS, Inc., Class B	115,801
		716,219
	Metals & Mining – 0.3%
783	Freeport-McMoRan, Inc.	32,675
469	Newmont Corp.	29,087
259	Nucor Corp.	29,565
		91,327
	Multiline Retail – 1.0%
715	Dollar General Corp.	168,618
663	Target Corp.	153,445
		322,063
	Multi-Utilities – 0.9%
360	Ameren Corp.	32,044
1,185	CenterPoint Energy, Inc.	33,073
488	CMS Energy Corp.	31,744
402	Consolidated Edison, Inc.	34,299
399	Dominion Energy, Inc.	31,345
261	DTE Energy Co.	31,200
479	Public Service Enterprise Group, Inc.	31,964
231	Sempra Energy	30,557
Shares	Description	Value

	Multi-Utilities (Continued)
331	WEC Energy Group, Inc.	$32,130
		288,356
	Oil, Gas & Consumable Fuels – 2.2%
485	Chevron Corp.	56,915
726	ConocoPhillips	52,403
1,386	Devon Energy Corp.	61,053
627	EOG Resources, Inc.	55,696
837	Exxon Mobil Corp.	51,216
630	Hess Corp.	46,639
2,941	Kinder Morgan, Inc.	46,644
796	Marathon Petroleum Corp.	50,936
1,663	Occidental Petroleum Corp.	48,210
849	ONEOK, Inc.	49,887
703	Phillips 66	50,939
296	Pioneer Natural Resources Co.	53,837
697	Valero Energy Corp.	52,352
1,897	Williams (The) Cos., Inc.	49,398
		726,125
	Personal Products – 0.6%
505	Estee Lauder (The) Cos., Inc., Class A	186,951
	Pharmaceuticals – 2.7%
1,897	Bristol-Myers Squibb Co.	118,278
486	Eli Lilly & Co.	134,243
695	Johnson & Johnson	118,894
1,495	Merck & Co., Inc.	114,577
2,610	Pfizer, Inc.	154,120
8,285	Viatris, Inc.	112,096
578	Zoetis, Inc.	141,049
		893,257
	Professional Services – 1.5%
247	Equifax, Inc.	72,319
472	Jacobs Engineering Group, Inc.	65,717
2,643	Leidos Holdings, Inc.	234,963
556	TransUnion	65,930
312	Verisk Analytics, Inc.	71,364
		510,293
	Road & Rail – 1.2%
2,101	CSX Corp.	78,997
374	JB Hunt Transport Services, Inc.	76,446
261	Norfolk Southern Corp.	77,702
219	Old Dominion Freight Line, Inc.	78,485
319	Union Pacific Corp.	80,366
		391,996
	Semiconductors & Semiconductor Equipment – 15.6%
1,517	Analog Devices, Inc.	266,643
1,974	Applied Materials, Inc.	310,629

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
524	Broadcom, Inc.	$348,675
2,018	Entegris, Inc.	279,654
4,769	Intel Corp.	245,603
760	KLA Corp.	326,884
446	Lam Research Corp.	320,741
4,213	Marvell Technology, Inc.	368,595
3,311	Microchip Technology, Inc.	288,256
3,580	Micron Technology, Inc.	333,477
524	Monolithic Power Systems, Inc.	258,505
1,227	NVIDIA Corp.	360,873
1,297	NXP Semiconductors N.V.	295,431
1,970	QUALCOMM, Inc.	360,254
1,542	Skyworks Solutions, Inc.	239,226
2,328	Teradyne, Inc.	380,698
1,322	Texas Instruments, Inc.	249,157
		5,233,301
	Software – 4.8%
4,190	Bentley Systems, Inc., Class B	202,503
471	Intuit, Inc.	302,957
901	Microsoft Corp.	303,024
10,043	NortonLifeLock, Inc.	260,917
2,916	Oracle Corp.	254,304
3,661	SS&C Technologies Holdings, Inc.	300,129
		1,623,834
	Specialty Retail – 3.6%
2,405	Bath & Body Works, Inc.	167,845
1,434	Best Buy Co., Inc.	145,694
462	Home Depot (The), Inc.	191,735
747	Lowe’s Cos., Inc.	193,084
1,393	Ross Stores, Inc.	159,192
2,298	TJX (The) Cos., Inc.	174,464
748	Tractor Supply Co.	178,473
		1,210,487
	Technology Hardware, Storage & Peripherals – 3.6%
1,796	Apple, Inc.	318,916
17,831	Hewlett Packard Enterprise Co.	281,195
9,287	HP, Inc.	349,841
2,831	NetApp, Inc.	260,424
		1,210,376
	Textiles, Apparel & Luxury Goods – 1.0%
1,044	NIKE, Inc., Class B	174,003
2,263	VF Corp.	165,697
		339,700
	Tobacco – 0.3%
1,150	Altria Group, Inc.	54,498
Shares	Description	Value

	Tobacco (Continued)
552	Philip Morris International, Inc.	$52,440
		106,938
	Trading Companies & Distributors – 0.3%
493	Fastenal Co.	31,582
159	WW Grainger, Inc.	82,400
		113,982
	Water Utilities – 0.1%
172	American Water Works Co., Inc.	32,484
	Total Common Stocks	32,559,318
	(Cost $24,484,292)
REAL ESTATE INVESTMENT TRUSTS – 2.8%
	Equity Real Estate Investment Trusts – 2.8%
152	Alexandria Real Estate Equities, Inc.	33,890
110	American Tower Corp.	32,175
131	AvalonBay Communities, Inc.	33,089
268	Boston Properties, Inc.	30,868
197	Camden Property Trust	35,200
168	Crown Castle International Corp.	35,068
201	Digital Realty Trust, Inc.	35,551
607	Duke Realty Corp.	39,843
37	Equinix, Inc.	31,296
372	Equity LifeStyle Properties, Inc.	32,610
359	Equity Residential	32,489
91	Essex Property Trust, Inc.	32,053
173	Extra Space Storage, Inc.	39,224
868	Healthpeak Properties, Inc.	31,326
759	Invitation Homes, Inc.	34,413
156	Mid-America Apartment Communities, Inc.	35,793
232	Prologis, Inc.	39,060
98	Public Storage	36,707
459	Realty Income Corp.	32,860
88	SBA Communications Corp.	34,234
224	Simon Property Group, Inc.	35,788
157	Sun Communities, Inc.	32,965
549	UDR, Inc.	32,935
527	Ventas, Inc.	26,940
1,023	VICI Properties, Inc.	30,803
353	Welltower, Inc.	30,277
817	Weyerhaeuser Co.	33,644

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
398	WP Carey, Inc.	$32,656
	Total Real Estate Investment Trusts	943,757
	(Cost $654,774)
	Total Investments – 99.9%	33,503,075
	(Cost $25,139,066) (a)
	Net Other Assets and Liabilities – 0.1%	34,482
	Net Assets – 100.0%	$33,537,557

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,605,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $241,137. The net unrealized appreciation was $8,364,009.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,559,318	$ 32,559,318	$ —	$ —
Real Estate Investment Trusts*	943,757	943,757	—	—
Total Investments	$ 33,503,075	$ 33,503,075	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.4%
	Aerospace & Defense – 1.3%
1,067	BWX Technologies, Inc.	$51,088
455	Curtiss-Wright Corp.	63,095
1,842	Howmet Aerospace, Inc.	58,631
298	Huntington Ingalls Industries, Inc.	55,648
1,301	Spirit AeroSystems Holdings, Inc., Class A	56,060
		284,522
	Air Freight & Logistics – 0.3%
661	CH Robinson Worldwide, Inc.	71,143
	Auto Components – 1.2%
1,854	BorgWarner, Inc.	83,560
2,429	Gentex Corp.	84,651
512	Lear Corp.	93,670
		261,881
	Automobiles – 0.7%
2,188	Harley-Davidson, Inc.	82,466
653	Thor Industries, Inc.	67,762
		150,228
	Banks – 4.8%
1,003	Bank OZK	46,670
481	BOK Financial Corp.	50,741
535	Comerica, Inc.	46,545
650	Commerce Bancshares, Inc.	44,681
363	Cullen/Frost Bankers, Inc.	45,763
556	East West Bancorp, Inc.	43,746
51	First Citizens BancShares, Inc., Class A	42,322
938	First Financial Bankshares, Inc.	47,688
2,646	First Horizon Corp.	43,209
779	Glacier Bancorp, Inc.	44,169
951	PacWest Bancorp	42,957
458	Pinnacle Financial Partners, Inc.	43,739
555	Popular, Inc.	45,532
606	Prosperity Bancshares, Inc.	43,814
158	Signature Bank	51,108
577	SouthState Corp.	46,224
982	Synovus Financial Corp.	47,008
446	UMB Financial Corp.	47,325
2,129	Umpqua Holdings Corp.	40,962
1,185	United Bankshares, Inc.	42,992
3,239	Valley National Bancorp	44,536
791	Webster Financial Corp.	44,170
396	Western Alliance Bancorp	42,629
696	Zions Bancorp N.A.	43,959
		1,082,489
	Beverages – 0.3%
1,390	Molson Coors Beverage Co., Class B	64,427
Shares	Description	Value

	Building Products – 3.1%
941	A.O. Smith Corp.	$80,785
531	Advanced Drainage Systems, Inc.	72,285
435	Allegion PLC	57,611
602	Armstrong World Industries, Inc.	69,904
289	Carlisle Cos., Inc.	71,707
643	Fortune Brands Home & Security, Inc.	68,737
195	Lennox International, Inc.	63,250
672	Owens Corning	60,816
537	Simpson Manufacturing Co., Inc.	74,680
688	UFP Industries, Inc.	63,303
894	Zurn Water Solutions Corp.	32,542
		715,620
	Capital Markets – 3.3%
285	Affiliated Managers Group, Inc.	46,885
700	Apollo Global Management, Inc.	50,701
584	Ares Management Corp., Class A	47,462
348	Cboe Global Markets, Inc.	45,379
322	Evercore, Inc., Class A	43,744
109	FactSet Research Systems, Inc.	52,975
468	Houlihan Lokey, Inc.	48,447
691	Interactive Brokers Group, Inc., Class A	54,879
1,788	Invesco, Ltd.	41,160
1,161	Jefferies Financial Group, Inc.	45,047
941	Lazard Ltd., Class A	41,056
275	LPL Financial Holdings, Inc.	44,025
166	Morningstar, Inc.	56,770
727	SEI Investments Co.	44,304
634	Stifel Financial Corp.	44,646
534	Tradeweb Markets, Inc., Class A	53,475
		760,955
	Chemicals – 3.6%
525	Ashland Global Holdings, Inc.	56,521
1,009	Avient Corp.	56,453
322	Balchem Corp.	54,289
838	CF Industries Holdings, Inc.	59,314
1,609	Chemours (The) Co.	53,998
2,157	Element Solutions, Inc.	52,372
511	FMC Corp.	56,154
1,580	Huntsman Corp.	55,110
1,309	Mosaic (The) Co.	51,431
969	Olin Corp.	55,737
197	Quaker Chemical Corp.	45,464
740	RPM International, Inc.	74,740
319	Scotts Miracle-Gro (The) Co.	51,359
1,499	Valvoline, Inc.	55,898
513	Westlake Chemical Corp.	49,828
		828,668
	Commercial Services & Supplies – 0.8%
7,104	ADT, Inc.	59,745

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
394	MSA Safety, Inc.	$59,478
385	Tetra Tech, Inc.	65,373
		184,596
	Communications Equipment – 0.8%
5,051	Juniper Networks, Inc.	180,371
	Construction & Engineering – 0.8%
498	EMCOR Group, Inc.	63,440
505	Quanta Services, Inc.	57,904
244	Valmont Industries, Inc.	61,122
		182,466
	Construction Materials – 0.3%
438	Eagle Materials, Inc.	72,909
	Consumer Finance – 0.4%
779	OneMain Holdings, Inc.	38,981
2,449	SLM Corp.	48,172
		87,153
	Containers & Packaging – 2.1%
482	AptarGroup, Inc.	59,035
570	Crown Holdings, Inc.	63,054
3,018	Graphic Packaging Holding Co.	58,851
418	Packaging Corp. of America	56,911
1,049	Sealed Air Corp.	70,776
1,498	Silgan Holdings, Inc.	64,174
965	Sonoco Products Co.	55,864
1,153	WestRock Co.	51,147
		479,812
	Diversified Consumer Services – 0.7%
3,205	H&R Block, Inc.	75,510
1,329	Service Corp. International	94,346
		169,856
	Diversified Financial Services – 0.4%
1,454	Equitable Holdings, Inc.	47,677
702	Voya Financial, Inc.	46,549
		94,226
	Diversified Telecommunication Services – 0.6%
11,218	Lumen Technologies, Inc.	140,786
	Electric Utilities – 1.4%
1,211	Hawaiian Electric Industries, Inc.	50,256
478	IDACORP, Inc.	54,162
1,211	NRG Energy, Inc.	52,170
Shares	Description	Value

	Electric Utilities (Continued)
1,500	OGE Energy Corp.	$57,570
683	Pinnacle West Capital Corp.	48,213
1,052	Portland General Electric Co.	55,672
		318,043
	Electrical Equipment – 1.9%
332	Acuity Brands, Inc.	70,291
772	EnerSys	61,034
318	Hubbell, Inc.	66,230
382	Regal Rexnord Corp.	65,009
6,467	Vertiv Holdings Co.	161,481
		424,045
	Electronic Equipment, Instruments & Components – 2.9%
2,669	Jabil, Inc.	187,764
210	Littelfuse, Inc.	66,083
3,971	National Instruments Corp.	173,414
1,496	TD SYNNEX Corp.	171,082
1,710	Vontier Corp.	52,548
		650,891
	Entertainment – 0.4%
1,874	Warner Music Group Corp., Class A	80,919
	Food & Staples Retailing – 0.6%
2,071	Albertsons Cos., Inc., Class A	62,523
342	Casey’s General Stores, Inc.	67,494
		130,017
	Food Products – 2.4%
793	Bunge Ltd.	74,035
1,542	Campbell Soup Co.	67,015
2,728	Flowers Foods, Inc.	74,938
724	Ingredion, Inc.	69,967
537	JM Smucker (The) Co.	72,935
1,051	Lamb Weston Holdings, Inc.	66,613
382	Lancaster Colony Corp.	63,259
16	Seaboard Corp.	62,960
		551,722
	Gas Utilities – 0.8%
561	Atmos Energy Corp.	58,776
942	National Fuel Gas Co.	60,231
1,160	UGI Corp.	53,256
		172,263
	Health Care Providers & Services – 7.5%
618	Chemed Corp.	326,947
3,831	Encompass Health Corp.	250,011
3,838	Ensign Group (The), Inc.	322,238
7,416	Premier, Inc., Class A	305,317

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
7,947	Select Medical Holdings Corp.	$233,642
2,077	Universal Health Services, Inc., Class B	269,304
		1,707,459
	Hotels, Restaurants & Leisure – 3.4%
2,438	Aramark	89,840
634	Choice Hotels International, Inc.	98,898
334	Churchill Downs, Inc.	80,460
509	Marriott Vacations Worldwide Corp.	86,011
877	Texas Roadhouse, Inc.	78,298
1,469	Travel + Leisure Co.	81,192
3,695	Wendy’s (The) Co.	88,126
489	Wingstop, Inc.	84,499
1,038	Wyndham Hotels & Resorts, Inc.	93,057
		780,381
	Household Durables – 2.3%
1,787	Leggett & Platt, Inc.	73,553
3,619	Newell Brands, Inc.	79,039
1,745	PulteGroup, Inc.	99,744
1,726	Tempur Sealy International, Inc.	81,174
1,449	Toll Brothers, Inc.	104,893
393	Whirlpool Corp.	92,221
		530,624
	Household Products – 0.3%
2,358	Reynolds Consumer Products, Inc.	74,041
	Independent Power & Renewable Electricity Producers – 0.3%
2,892	Vistra Corp.	65,851
	Insurance – 4.3%
358	American Financial Group, Inc.	49,161
273	Assurant, Inc.	42,550
936	Axis Capital Holdings Ltd.	50,984
1,027	CNA Financial Corp.	45,270
242	Erie Indemnity Co., Class A	46,624
172	Everest Re Group Ltd.	47,114
951	Fidelity National Financial, Inc.	49,623
643	First American Financial Corp.	50,302
484	Globe Life, Inc.	45,360
333	Hanover Insurance Group (The), Inc.	43,643
645	Kemper Corp.	37,919
627	Lincoln National Corp.	42,799
799	Loews Corp.	46,150
1,864	Old Republic International Corp.	45,817
281	Primerica, Inc.	43,069
Shares	Description	Value

	Insurance (Continued)
387	Reinsurance Group of America, Inc.	$42,373
309	RenaissanceRe Holdings Ltd.	52,323
438	RLI Corp.	49,100
571	Selective Insurance Group, Inc.	46,788
1,720	Unum Group	42,260
597	W.R. Berkley Corp.	49,187
		968,416
	IT Services – 1.4%
666	Alliance Data Systems Corp.	44,336
1,210	Genpact Ltd.	64,227
350	Jack Henry & Associates, Inc.	58,446
691	Maximus, Inc.	55,052
614	TTEC Holdings, Inc.	55,598
2,842	Western Union (The) Co.	50,701
		328,360
	Leisure Products – 1.0%
603	Brunswick Corp.	60,740
898	Hasbro, Inc.	91,398
670	Polaris, Inc.	73,640
		225,778
	Life Sciences Tools & Services – 1.4%
3,681	Bruker Corp.	308,873
	Machinery – 4.2%
469	AGCO Corp.	54,413
1,627	Allison Transmission Holdings, Inc.	59,142
606	Crane Co.	61,648
1,001	Donaldson Co., Inc.	59,319
1,658	Flowserve Corp.	50,735
821	Graco, Inc.	66,189
670	ITT, Inc.	68,467
409	John Bean Technologies Corp.	62,806
446	Lincoln Electric Holdings, Inc.	62,204
241	Nordson Corp.	61,520
561	Oshkosh Corp.	63,230
275	Snap-on, Inc.	59,230
715	Timken (The) Co.	49,542
590	Toro (The) Co.	58,947
342	Watts Water Technologies, Inc., Class A	66,406
508	Woodward, Inc.	55,606
		959,404
	Media – 2.0%
77	Cable One, Inc.	135,786
2,185	Interpublic Group of (The) Cos., Inc.	81,828
1,626	New York Times (The) Co., Class A	78,536
3,405	News Corp., Class A	75,966

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
527	Nexstar Media Group, Inc., Class A	$79,566
		451,682
	Metals & Mining – 0.9%
328	Reliance Steel & Aluminum Co.	53,208
490	Royal Gold, Inc.	51,553
799	Steel Dynamics, Inc.	49,594
2,128	United States Steel Corp.	50,668
		205,023
	Multiline Retail – 0.8%
1,701	Kohl’s Corp.	84,013
3,545	Macy’s, Inc.	92,808
		176,821
	Multi-Utilities – 0.8%
788	Black Hills Corp.	55,609
1,937	MDU Resources Group, Inc.	59,737
2,041	NiSource, Inc.	56,352
		171,698
	Oil, Gas & Consumable Fuels – 3.2%
6,127	Antero Midstream Corp.	59,309
2,979	APA Corp.	80,105
1,037	Chesapeake Energy Corp.	66,907
1,383	Continental Resources, Inc.	61,903
2,934	Coterra Energy, Inc.	55,746
674	Diamondback Energy, Inc.	72,691
1,927	HollyFrontier Corp.	63,167
4,670	Marathon Oil Corp.	76,682
1,942	Ovintiv, Inc.	65,446
1,297	Targa Resources Corp.	67,755
53	Texas Pacific Land Corp.	66,190
		735,901
	Paper & Forest Products – 0.3%
936	Louisiana-Pacific Corp.	73,336
	Pharmaceuticals – 2.2%
8,766	Organon & Co.	266,924
6,073	Perrigo Co. PLC	236,240
		503,164
	Professional Services – 2.5%
724	Booz Allen Hamilton Holding Corp.	61,388
508	Exponent, Inc.	59,299
3,954	KBR, Inc.	188,290
531	ManpowerGroup, Inc.	51,682
573	Robert Half International, Inc.	63,901
Shares	Description	Value

	Professional Services (Continued)
1,821	Science Applications International Corp.	$152,217
		576,777
	Real Estate Management & Development – 0.2%
1,076	eXp World Holdings, Inc.	36,250
	Road & Rail – 0.6%
1,124	Knight-Swift Transportation Holdings, Inc.	68,497
364	Landstar System, Inc.	65,163
		133,660
	Semiconductors & Semiconductor Equipment – 4.0%
6,244	Amkor Technology, Inc.	154,789
1,522	Azenta, Inc.	156,933
1,264	CMC Materials, Inc.	242,296
381	MKS Instruments, Inc.	66,359
1,574	Power Integrations, Inc.	146,209
911	Universal Display Corp.	150,342
		916,928
	Software – 3.4%
3,661	CDK Global, Inc.	152,810
1,451	Citrix Systems, Inc.	137,250
1,770	Dolby Laboratories, Inc., Class A	168,540
7,046	McAfee Corp., Class A	181,716
1,226	Pegasystems, Inc.	137,091
		777,407
	Specialty Retail – 2.7%
384	Advance Auto Parts, Inc.	92,114
3,105	American Eagle Outfitters, Inc.	78,619
669	Dick’s Sporting Goods, Inc.	76,928
1,755	Foot Locker, Inc.	76,571
3,529	Gap (The), Inc.	62,287
253	Lithia Motors, Inc.	75,128
796	Penske Automotive Group, Inc.	85,347
452	Williams-Sonoma, Inc.	76,447
		623,441
	Technology Hardware, Storage & Peripherals – 0.8%
7,723	Xerox Holdings Corp.	174,849
	Textiles, Apparel & Luxury Goods – 1.8%
824	Carter’s, Inc.	83,405
836	Columbia Sportswear Co.	81,460
4,669	Hanesbrands, Inc.	78,066
722	Ralph Lauren Corp.	85,817

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
2,164	Tapestry, Inc.	$87,858
		416,606
	Thrifts & Mortgage Finance – 1.1%
979	Essent Group Ltd.	44,574
2,881	MGIC Investment Corp.	41,544
3,349	New York Community Bancorp, Inc.	40,891
705	PennyMac Financial Services, Inc.	49,195
1,897	Radian Group, Inc.	40,084
2,262	TFS Financial Corp.	40,422
		256,710
	Trading Companies & Distributors – 0.8%
1,461	Air Lease Corp.	64,620
717	MSC Industrial Direct Co., Inc., Class A	60,271
217	Watsco, Inc.	67,895
		192,786
	Water Utilities – 0.3%
1,073	Essential Utilities, Inc.	57,609
	Total Common Stocks	20,569,843
	(Cost $17,808,203)
REAL ESTATE INVESTMENT TRUSTS – 9.5%
	Equity Real Estate Investment Trusts – 8.4%
646	Agree Realty Corp.	46,099
883	American Campus Communities, Inc.	50,587
1,123	American Homes 4 Rent, Class A	48,974
1,473	Americold Realty Trust	48,300
877	Apartment Income REIT Corp.	47,946
1,936	Brixmor Property Group, Inc.	49,194
1,148	Cousins Properties, Inc.	46,241
883	CubeSmart	50,252
553	CyrusOne, Inc.	49,615
1,354	Douglas Emmett, Inc.	45,359
257	EastGroup Properties, Inc.	58,557
363	Federal Realty Investment Trust	49,484
822	First Industrial Realty Trust, Inc.	54,416
929	Gaming and Leisure Properties, Inc.	45,205
1,437	Healthcare Realty Trust, Inc.	45,467
1,443	Healthcare Trust of America, Inc., Class A	48,182
976	Highwoods Properties, Inc.	43,520
185	Innovative Industrial Properties, Inc.	48,638
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
985	Iron Mountain, Inc.	$51,545
1,445	JBG SMITH Properties	41,486
646	Kilroy Realty Corp.	42,933
2,063	Kimco Realty Corp.	50,853
379	Lamar Advertising Co., Class A	45,973
373	Life Storage, Inc.	57,136
2,132	Medical Properties Trust, Inc.	50,379
991	National Retail Properties, Inc.	47,637
811	National Storage Affiliates Trust	56,121
1,429	Omega Healthcare Investors, Inc.	42,284
280	PS Business Parks, Inc.	51,568
1,200	Rayonier, Inc.	48,432
636	Regency Centers Corp.	47,923
754	Rexford Industrial Realty, Inc.	61,157
595	Safehold, Inc.	47,511
625	SL Green Realty Corp.	44,813
930	Spirit Realty Capital, Inc.	44,817
1,090	STAG Industrial, Inc.	52,276
1,336	STORE Capital Corp.	45,958
677	Terreno Realty Corp.	57,741
1,019	Vornado Realty Trust	42,655
		1,907,234
	Mortgage Real Estate Investment Trusts – 1.1%
2,733	AGNC Investment Corp.	41,104
5,119	Annaly Capital Management, Inc.	40,031
1,422	Blackstone Mortgage Trust, Inc., Class A	43,542
800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,496
3,919	New Residential Investment Corp.	41,972
1,766	Starwood Property Trust, Inc.	42,914
		252,059
	Total Real Estate Investment Trusts	2,159,293
	(Cost $1,787,628)
	Total Investments – 99.9%	22,729,136
	(Cost $19,595,831) (a)
	Net Other Assets and Liabilities – 0.1%	28,900
	Net Assets – 100.0%	$22,758,036

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,599,515 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $466,210. The net unrealized appreciation was $3,133,305.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,569,843	$ 20,569,843	$ —	$ —
Real Estate Investment Trusts*	2,159,293	2,159,293	—	—
Total Investments	$ 22,729,136	$ 22,729,136	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.7%
	Aerospace & Defense – 0.5%
1,864	Maxar Technologies, Inc.	$55,044
693	Moog, Inc., Class A	56,112
		111,156
	Air Freight & Logistics – 0.4%
636	Forward Air Corp.	77,013
	Auto Components – 1.0%
3,409	Dana, Inc.	77,793
563	LCI Industries	87,755
633	Patrick Industries, Inc.	51,077
		216,625
	Automobiles – 0.4%
1,047	Winnebago Industries, Inc.	78,441
	Banks – 9.4%
716	Ameris Bancorp	35,571
1,734	Associated Banc-Corp.	39,171
1,008	Atlantic Union Bankshares Corp.	37,588
617	BancFirst Corp.	43,536
452	Bank of Hawaii Corp.	37,860
888	BankUnited, Inc.	37,571
672	Banner Corp.	40,770
1,247	Cadence Bank	37,148
897	Cathay General Bancorp	38,562
978	Columbia Banking System, Inc.	32,000
543	Community Bank System, Inc.	40,443
1,824	CVB Financial Corp.	39,052
646	Eagle Bancorp, Inc.	37,688
1,829	Eastern Bankshares, Inc.	36,891
820	Enterprise Financial Services Corp.	38,614
866	FB Financial Corp.	37,948
2,824	First BanCorp	38,915
1,587	First Financial Bancorp	38,691
1,266	First Hawaiian, Inc.	34,600
922	First Interstate BancSystem, Inc., Class A	37,498
888	First Merchants Corp.	37,198
3,196	FNB Corp.	38,767
2,443	Fulton Financial Corp.	41,531
788	Hancock Whitney Corp.	39,416
772	Heartland Financial USA, Inc.	39,071
1,136	Hilltop Holdings, Inc.	39,919
1,578	Home BancShares, Inc.	38,424
2,572	Hope Bancorp, Inc.	37,834
488	Independent Bank Corp.	39,787
522	Independent Bank Group, Inc.	37,662
892	International Bancshares Corp.	37,812
521	Lakeland Financial Corp.	41,753
584	Live Oak Bancshares, Inc.	50,977
708	Meta Financial Group, Inc.	42,239
1,029	NBT Bancorp, Inc.	39,637
2,191	Old National Bancorp	39,701
896	Pacific Premier Bancorp, Inc.	35,867
Shares	Description	Value

	Banks (Continued)
305	Park National Corp.	$41,880
1,030	Renasant Corp.	39,089
810	Sandy Spring Bancorp, Inc.	38,945
1,099	Seacoast Banking Corp. of Florida	38,894
477	ServisFirst Bancshares, Inc.	40,516
1,256	Simmons First National Corp., Class A	37,152
1,194	Towne Bank	37,718
1,153	Trustmark Corp.	37,426
1,132	United Community Banks, Inc.	40,684
944	Veritex Holdings, Inc.	37,552
1,090	WesBanco, Inc.	38,139
660	Westamerica BanCorp	38,102
462	Wintrust Financial Corp.	41,959
		1,945,768
	Beverages – 0.4%
128	Coca-Cola Consolidated, Inc.	79,256
	Building Products – 0.5%
808	AAON, Inc.	64,180
414	CSW Industrials, Inc.	50,036
		114,216
	Capital Markets – 2.6%
759	Artisan Partners Asset Management, Inc., Class A	36,159
653	B. Riley Financial, Inc.	58,026
7,153	BGC Partners, Inc., Class A	33,261
1,422	Brightsphere Investment Group, Inc.	36,403
449	Cohen & Steers, Inc.	41,537
1,143	Federated Hermes, Inc.	42,954
437	Hamilton Lane, Inc., Class A	45,282
620	Moelis & Co., Class A	38,756
273	Piper Sandler Cos.	48,733
470	PJT Partners, Inc., Class A	34,822
871	StepStone Group, Inc., Class A	36,208
1,520	Virtu Financial, Inc., Class A	43,822
120	Virtus Investment Partners, Inc.	35,652
		531,615
	Chemicals – 2.0%
796	Cabot Corp.	44,735
818	HB Fuller Co.	66,258
473	Innospec, Inc.	42,731
4,253	Kronos Worldwide, Inc.	63,838
571	Minerals Technologies, Inc.	41,769
117	NewMarket Corp.	40,098
437	Sensient Technologies Corp.	43,726
353	Stepan Co.	43,874
739	Trinseo PLC	38,768
		425,797

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies – 4.0%
1,173	ABM Industries, Inc.	$47,917
1,041	Brady Corp., Class A	56,110
834	Brink’s (The) Co.	54,685
1,470	Deluxe Corp.	47,202
22,743	Healthcare Services Group, Inc.	404,598
2,065	HNI Corp.	86,833
2,013	MillerKnoll, Inc.	78,890
248	UniFirst Corp.	52,179
		828,414
	Construction & Engineering – 1.2%
1,540	Arcosa, Inc.	81,158
740	Comfort Systems USA, Inc.	73,216
1,335	Granite Construction, Inc.	51,664
2,155	Primoris Services Corp.	51,677
		257,715
	Consumer Finance – 1.0%
424	FirstCash Holdings, Inc.	31,719
1,883	Navient Corp.	39,957
469	Nelnet, Inc., Class A	45,812
1,805	PROG Holdings, Inc. (a)	81,424
		198,912
	Containers & Packaging – 0.5%
817	Greif, Inc., Class A	49,322
4,216	Pactiv Evergreen, Inc.	53,459
		102,781
	Diversified Consumer Services – 0.7%
128	Graham Holdings Co., Class B	80,618
1,076	Strategic Education, Inc.	62,236
		142,854
	Diversified Telecommunication Services – 0.6%
1,570	Cogent Communications Holdings, Inc.	114,893
	Electric Utilities – 0.7%
667	ALLETE, Inc.	44,256
540	MGE Energy, Inc.	44,415
943	Otter Tail Corp.	67,349
		156,020
	Electrical Equipment – 0.6%
557	Encore Wire Corp.	79,707
3,864	GrafTech International Ltd.	45,711
		125,418
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 6.4%
3,154	Advanced Energy Industries, Inc.	$287,203
7,485	Avnet, Inc.	308,607
521	Badger Meter, Inc.	55,518
906	Belden, Inc.	59,551
6,582	Methode Electronics, Inc.	323,637
13,775	Vishay Intertechnology, Inc.	301,259
		1,335,775
	Energy Equipment & Services – 1.3%
2,049	Cactus, Inc., Class A	78,128
2,786	Core Laboratories N.V.	62,156
2,820	Helmerich & Payne, Inc.	66,834
8,589	Patterson-UTI Energy, Inc.	72,577
		279,695
	Entertainment – 0.3%
1,348	World Wrestling Entertainment, Inc., Class A	66,510
	Food & Staples Retailing – 0.3%
978	PriceSmart, Inc.	71,560
	Food Products – 1.2%
1,689	B&G Foods, Inc. (b)	51,903
1,396	Cal-Maine Foods, Inc.	51,638
1,566	Fresh Del Monte Produce, Inc.	43,221
331	J&J Snack Foods Corp.	52,285
2,946	Utz Brands, Inc.	46,989
		246,036
	Gas Utilities – 1.5%
331	Chesapeake Utilities Corp.	48,263
1,141	New Jersey Resources Corp.	46,849
863	Northwest Natural Holding Co.	42,097
627	ONE Gas, Inc.	48,649
1,868	South Jersey Industries, Inc.	48,792
594	Southwest Gas Holdings, Inc.	41,610
649	Spire, Inc.	42,328
		318,588
	Health Care Equipment & Supplies – 3.2%
4,344	CONMED Corp.	615,805
175	Mesa Laboratories, Inc.	57,416
		673,221
	Health Care Providers & Services – 8.8%
18,164	Owens & Minor, Inc.	790,134
18,857	Patterson Cos., Inc.	553,453
5,139	U.S. Physical Therapy, Inc.	491,031
		1,834,618

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 1.0%
542	Cracker Barrel Old Country Store, Inc.	$69,723
779	Jack in the Box, Inc.	68,147
597	Papa John’s International, Inc.	79,681
		217,551
	Household Durables – 2.1%
1,234	Century Communities, Inc.	100,929
492	Installed Building Products, Inc.	68,742
1,949	KB Home	87,179
2,353	La-Z-Boy, Inc.	85,437
1,623	MDC Holdings, Inc.	90,612
		432,899
	Household Products – 0.8%
1,293	Energizer Holdings, Inc.	51,849
528	Spectrum Brands Holdings, Inc.	53,708
218	WD-40 Co.	53,332
		158,889
	Independent Power & Renewable Electricity Producers – 0.5%
1,312	Clearway Energy, Inc., Class C	47,271
596	Ormat Technologies, Inc.	47,263
		94,534
	Insurance – 1.8%
1,256	American Equity Investment Life Holding Co.	48,883
711	Argo Group International Holdings Ltd.	41,316
794	Assured Guaranty Ltd.	39,859
1,578	CNO Financial Group, Inc.	37,620
934	Horace Mann Educators Corp.	36,146
229	Kinsale Capital Group, Inc.	54,477
667	Mercury General Corp.	35,391
587	Stewart Information Services Corp.	46,801
34	White Mountains Insurance Group Ltd.	34,473
		374,966
	Internet & Direct Marketing Retail – 1.3%
2,442	Shutterstock, Inc.	270,769
	IT Services – 3.4%
5,742	CSG Systems International, Inc.	330,854
1,155	EVERTEC, Inc.	57,727
10,900	Switch, Inc., Class A	312,176
		700,757
	Leisure Products – 0.4%
1,623	Acushnet Holdings Corp.	86,149
Shares	Description	Value

	Machinery – 5.6%
378	Alamo Group, Inc.	$55,634
686	Albany International Corp., Class A	60,677
953	Altra Industrial Motion Corp.	49,146
1,265	Barnes Group, Inc.	58,936
2,546	Enerpac Tool Group Corp.	51,633
605	EnPro Industries, Inc.	66,592
685	ESCO Technologies, Inc.	61,643
1,367	Federal Signal Corp.	59,246
661	Franklin Electric Co., Inc.	62,504
643	Helios Technologies, Inc.	67,624
1,238	Hillenbrand, Inc.	64,364
259	Kadant, Inc.	59,694
1,542	Kennametal, Inc.	55,373
348	Lindsay Corp.	52,896
971	Mueller Industries, Inc.	57,639
3,468	Mueller Water Products, Inc., Class A	49,939
722	SPX FLOW, Inc.	62,439
714	Tennant Co.	57,863
1,254	Terex Corp.	55,113
1,942	Trinity Industries, Inc.	58,649
		1,167,604
	Marine – 0.3%
654	Matson, Inc.	58,880
	Media – 1.4%
3,323	Gray Television, Inc.	66,992
1,452	John Wiley & Sons, Inc., Class A	83,156
2,394	Sinclair Broadcast Group, Inc., Class A	63,273
3,846	TEGNA, Inc.	71,382
		284,803
	Metals & Mining – 1.1%
1,218	Carpenter Technology Corp.	35,553
1,309	Commercial Metals Co.	47,504
619	Compass Minerals International, Inc.	31,619
7,250	Hecla Mining Co.	37,845
366	Kaiser Aluminum Corp.	34,382
756	Worthington Industries, Inc.	41,323
		228,226
	Multiline Retail – 0.9%
1,749	Big Lots, Inc.	78,793
458	Dillard’s, Inc., Class A	112,219
		191,012
	Multi-Utilities – 0.4%
1,015	Avista Corp.	43,127
693	NorthWestern Corp.	39,612
		82,739

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 3.1%
7,622	Equitrans Midstream Corp.	$78,812
4,344	Magnolia Oil & Gas Corp., Class A	81,971
2,032	Matador Resources, Co.	75,021
3,096	Murphy Oil Corp.	80,837
778	Oasis Petroleum, Inc.	98,020
1,647	PDC Energy, Inc.	80,341
2,930	SM Energy Co.	86,376
2,299	World Fuel Services Corp.	60,855
		642,233
	Personal Products – 1.4%
1,391	Edgewell Personal Care Co.	63,583
1,015	Inter Parfums, Inc.	108,503
262	Medifast, Inc.	54,871
1,247	Nu Skin Enterprises, Inc., Class A	63,285
		290,242
	Professional Services – 1.1%
591	ICF International, Inc.	60,607
484	Insperity, Inc.	57,165
729	Korn Ferry	55,207
695	ManTech International Corp., Class A	50,687
		223,666
	Real Estate Management & Development – 0.7%
1,979	Douglas Elliman, Inc. (a)	22,758
1,692	Kennedy-Wilson Holdings, Inc.	40,405
2,481	Newmark Group, Inc., Class A	46,395
840	St. Joe (The) Co.	43,722
		153,280
	Road & Rail – 1.2%
645	ArcBest Corp.	77,303
638	Ryder System, Inc.	52,590
2,321	Schneider National, Inc., Class B	62,458
1,192	Werner Enterprises, Inc.	56,811
		249,162
	Software – 3.2%
1,640	InterDigital, Inc.	117,473
5,626	Progress Software Corp.	271,567
14,690	Xperi Holding Corp.	277,788
		666,828
	Specialty Retail – 3.1%
2,177	Buckle (The), Inc.	92,109
1,951	Camping World Holdings, Inc., Class A	78,820
404	Group 1 Automotive, Inc.	78,869
1,319	Monro, Inc.	76,858
Shares	Description	Value

	Specialty Retail (Continued)
453	Murphy USA, Inc.	$90,256
1,349	Rent-A-Center, Inc.	64,806
961	Signet Jewelers Ltd.	83,636
1,443	Sonic Automotive, Inc., Class A	71,356
		636,710
	Textiles, Apparel & Luxury Goods – 1.9%
1,518	Kontoor Brands, Inc.	77,798
3,094	Levi Strauss & Co., Class A	77,443
841	Oxford Industries, Inc.	85,378
1,888	Steven Madden Ltd.	87,735
2,541	Wolverine World Wide, Inc.	73,206
		401,560
	Thrifts & Mortgage Finance – 1.1%
3,292	Capitol Federal Financial, Inc.	37,298
2,796	Northwest Bancshares, Inc.	39,591
1,582	Provident Financial Services, Inc.	38,316
327	Walker & Dunlop, Inc.	49,338
1,083	Washington Federal, Inc.	36,151
724	WSFS Financial Corp.	36,287
		236,981
	Tobacco – 0.2%
3,959	Vector Group Ltd.	45,449
	Trading Companies & Distributors – 2.3%
586	Applied Industrial Technologies, Inc.	60,182
771	Boise Cascade Co.	54,895
589	GATX Corp.	61,368
2,047	Global Industrial Co.	83,722
734	McGrath RentCorp	58,911
1,679	Rush Enterprises, Inc., Class A	93,420
1,015	Triton International Ltd.	61,134
		473,632
	Water Utilities – 0.9%
464	American States Water Co.	47,996
673	California Water Service Group	48,362
387	Middlesex Water Co.	46,556
601	SJW Group	43,993
		186,907
	Wireless Telecommunications Services – 1.0%
3,521	Shenandoah Telecommunications Co.	89,786
5,703	Telephone & Data Systems, Inc.	114,915
		204,701
	Total Common Stocks	19,094,026
	(Cost $17,586,746)

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 8.0%
	Equity Real Estate Investment Trusts – 6.8%
1,734	Acadia Realty Trust	$37,853
946	American Assets Trust, Inc.	35,503
2,250	Apple Hospitality REIT, Inc.	36,338
2,637	Brandywine Realty Trust	35,389
1,426	Broadstone Net Lease, Inc.	35,393
1,742	CareTrust REIT, Inc.	39,770
1,312	Corporate Office Properties Trust	36,697
1,713	Easterly Government Properties, Inc.	39,262
3,529	Empire State Realty Trust, Inc., Class A	31,408
716	EPR Properties	34,003
1,268	Essential Properties Realty Trust, Inc.	36,556
1,317	Four Corners Property Trust, Inc.	38,733
2,209	Global Net Lease, Inc.	33,754
1,348	Hudson Pacific Properties, Inc.	33,309
1,740	Independence Realty Trust, Inc.	44,944
1,393	Industrial Logistics Properties Trust	34,895
1,481	iStar, Inc.	38,254
1,739	Kite Realty Group Trust	37,875
1,117	LTC Properties, Inc.	38,134
2,776	LXP Industrial Trust	43,361
2,118	Macerich (The) Co.	36,599
661	National Health Investors, Inc.	37,988
572	NexPoint Residential Trust, Inc.	47,951
1,405	Outfront Media, Inc.	37,682
3,937	Paramount Group, Inc.	32,835
1,579	Pebblebrook Hotel Trust	35,322
2,009	Physicians Realty Trust	37,830
2,031	Piedmont Office Realty Trust, Inc., Class A	37,330
732	PotlatchDeltic Corp.	44,081
2,039	Retail Opportunity Investments Corp.	39,964
2,382	RLJ Lodging Trust	33,181
2,404	Sabra Health Care REIT, Inc.	32,550
3,157	Service Properties Trust	27,750
2,292	SITE Centers Corp.	36,282
2,172	Tanger Factory Outlet Centers, Inc.	41,876
2,861	Uniti Group, Inc.	40,083
1,933	Urban Edge Properties	36,727
1,430	Washington Real Estate Investment Trust	36,966
		1,414,428
	Mortgage Real Estate Investment Trusts – 1.2%
2,504	Apollo Commercial Real Estate Finance, Inc.	32,953
2,005	Arbor Realty Trust, Inc.	36,731
2,501	Chimera Investment Corp.	37,715
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
8,127	MFA Financial, Inc.	$37,059
8,719	New York Mortgage Trust, Inc.	32,435
1,886	PennyMac Mortgage Investment Trust	32,684
5,858	Two Harbors Investment Corp.	33,801
		243,378
	Total Real Estate Investment Trusts	1,657,806
	(Cost $1,581,993)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
2,349	Golub Capital BDC, Inc.	36,269
	(Cost $36,529)
MONEY MARKET FUNDS – 0.1%
30,782	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	30,782
	(Cost $30,782)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$13,668	BNP Paribas S.A., 0.03% (c), dated 12/31/21, due 1/3/22, with a maturity value of $13,668. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $13,935. (d)	13,668
	(Cost $13,668)
	Total Investments – 100.1%	20,832,551
	(Cost $19,249,718) (e)
	Net Other Assets and Liabilities – (0.1)%	(25,473)
	Net Assets – 100.0%	$20,807,078

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $43,022 and the total value of the collateral held by the Fund is $44,450.
(c)	Rate shown reflects yield as of December 31, 2021.
(d)	This security serves as collateral for securities on loan.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,113,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $530,439. The net unrealized appreciation was $1,582,833.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,094,026	$ 19,094,026	$ —	$ —
Real Estate Investment Trusts*	1,657,806	1,657,806	—	—
Common Stocks - Business Development Companies*	36,269	36,269	—	—
Money Market Funds	30,782	30,782	—	—
Repurchase Agreements	13,668	—	13,668	—
Total Investments	$ 20,832,551	$ 20,818,883	$ 13,668	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.9%
	Aerospace & Defense – 2.5%
478	General Dynamics Corp.	$99,649
323	L3Harris Technologies, Inc.	68,877
350	Lockheed Martin Corp.	124,393
187	Northrop Grumman Corp.	72,382
1,069	Raytheon Technologies Corp.	91,998
		457,299
	Air Freight & Logistics – 0.6%
492	United Parcel Service, Inc., Class B	105,455
	Banks – 3.7%
818	Bank of America Corp.	36,393
814	Citigroup, Inc.	49,157
1,390	Citizens Financial Group, Inc.	65,678
1,507	Fifth Third Bancorp	65,630
4,936	Huntington Bancshares, Inc.	76,113
264	JPMorgan Chase & Co.	41,804
3,113	KeyCorp	72,004
388	M&T Bank Corp.	59,589
241	PNC Financial Services Group (The), Inc.	48,325
2,750	Regions Financial Corp.	59,950
1,046	Truist Financial Corp.	61,243
957	US Bancorp	53,755
		689,641
	Beverages – 0.7%
709	Coca-Cola (The) Co.	41,980
79	Constellation Brands, Inc., Class A	19,827
826	Keurig Dr. Pepper, Inc.	30,446
217	PepsiCo, Inc.	37,695
		129,948
	Biotechnology – 3.9%
2,326	AbbVie, Inc.	314,940
811	Amgen, Inc.	182,451
3,069	Gilead Sciences, Inc.	222,840
		720,231
	Building Products – 0.8%
926	Johnson Controls International PLC	75,293
975	Masco Corp.	68,465
		143,758
	Capital Markets – 3.1%
122	Ameriprise Financial, Inc.	36,803
929	Bank of New York Mellon (The) Corp.	53,956
45	BlackRock, Inc.	41,200
439	Blackstone, Inc.	56,802
880	Carlyle Group (The), Inc.	48,312
187	CME Group, Inc.	42,722
Shares	Description	Value

	Capital Markets (Continued)
2,493	Franklin Resources, Inc.	$83,491
79	Goldman Sachs Group (The), Inc.	30,222
363	Morgan Stanley	35,632
474	Northern Trust Corp.	56,695
584	State Street Corp.	54,312
210	T Rowe Price Group, Inc.	41,294
		581,441
	Chemicals – 1.6%
62	Air Products and Chemicals, Inc.	18,864
82	Celanese Corp.	13,781
591	Dow, Inc.	33,521
1,041	DuPont de Nemours, Inc.	84,092
190	Eastman Chemical Co.	22,973
121	International Flavors & Fragrances, Inc.	18,229
346	LyondellBasell Industries N.V., Class A	31,912
433	PPG Industries, Inc.	74,666
		298,038
	Commercial Services & Supplies – 0.5%
165	Cintas Corp.	73,123
62	Republic Services, Inc.	8,646
52	Waste Management, Inc.	8,679
		90,448
	Communications Equipment – 0.6%
1,666	Cisco Systems, Inc.	105,575
	Consumer Finance – 0.7%
619	Ally Financial, Inc.	29,470
237	Discover Financial Services	27,388
1,477	Synchrony Financial	68,518
		125,376
	Containers & Packaging – 0.1%
344	International Paper Co.	16,161
	Distributors – 1.8%
2,342	Genuine Parts Co.	328,349
	Diversified Telecommunication Services – 2.1%
9,636	AT&T, Inc.	237,045
2,908	Verizon Communications, Inc.	151,100
		388,145
	Electric Utilities – 1.5%
260	Alliant Energy Corp.	15,982
231	American Electric Power Co., Inc.	20,552
209	Duke Energy Corp.	21,924

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
442	Edison International	$30,167
198	Entergy Corp.	22,305
284	Evergy, Inc.	19,485
182	Eversource Energy	16,558
336	Exelon Corp.	19,407
631	FirstEnergy Corp.	26,243
125	NextEra Energy, Inc.	11,670
1,097	PPL Corp.	32,976
348	Southern (The) Co.	23,866
237	Xcel Energy, Inc.	16,045
		277,180
	Electrical Equipment – 1.3%
541	Eaton Corp. PLC	93,496
913	Emerson Electric Co.	84,881
199	Rockwell Automation, Inc.	69,421
		247,798
	Electronic Equipment, Instruments & Components – 3.7%
11,177	Corning, Inc.	416,120
1,648	TE Connectivity Ltd.	265,888
		682,008
	Energy Equipment & Services – 0.2%
1,038	Baker Hughes Co.	24,974
502	Schlumberger N.V.	15,035
		40,009
	Food & Staples Retailing – 1.5%
536	Kroger (The) Co.	24,259
434	Sysco Corp.	34,091
992	Walgreens Boots Alliance, Inc.	51,743
1,199	Walmart, Inc.	173,483
		283,576
	Food Products – 1.9%
477	Archer-Daniels-Midland Co.	32,240
1,158	Conagra Brands, Inc.	39,546
666	General Mills, Inc.	44,875
135	Hershey (The) Co.	26,119
672	Hormel Foods Corp.	32,800
658	Kellogg Co.	42,388
1,379	Kraft Heinz (The) Co.	49,506
237	McCormick & Co., Inc.	22,897
447	Mondelez International, Inc., Class A	29,641
334	Tyson Foods, Inc., Class A	29,111
		349,123
Shares	Description	Value

	Health Care Equipment & Supplies – 1.3%
653	Abbott Laboratories	$91,903
293	Becton Dickinson and Co.	73,684
821	Medtronic PLC	84,932
		250,519
	Health Care Providers & Services – 3.0%
144	AmerisourceBergen Corp.	19,136
4,255	Cardinal Health, Inc.	219,090
399	Cigna Corp.	91,623
324	CVS Health Corp.	33,424
596	Quest Diagnostics, Inc.	103,114
188	UnitedHealth Group, Inc.	94,402
		560,789
	Hotels, Restaurants & Leisure – 4.4%
1,229	Darden Restaurants, Inc.	185,136
944	McDonald’s Corp.	253,058
1,574	Starbucks Corp.	184,111
1,401	Yum! Brands, Inc.	194,543
		816,848
	Household Durables – 0.8%
1,127	Garmin Ltd.	153,464
	Household Products – 0.8%
191	Clorox (The) Co.	33,303
364	Colgate-Palmolive Co.	31,064
299	Kimberly-Clark Corp.	42,733
198	Procter & Gamble (The) Co.	32,389
		139,489
	Independent Power & Renewable Electricity Producers – 0.1%
586	AES (The) Corp.	14,240
	Industrial Conglomerates – 1.1%
770	3M Co.	136,775
331	Honeywell International, Inc.	69,017
		205,792
	Insurance – 2.9%
919	Aflac, Inc.	53,660
360	Allstate (The) Corp.	42,354
835	American International Group, Inc.	47,478
206	Chubb Ltd.	39,822
375	Cincinnati Financial Corp.	42,724
548	Hartford Financial Services Group (The), Inc.	37,834
970	MetLife, Inc.	60,615
1,119	Principal Financial Group, Inc.	80,937
808	Prudential Financial, Inc.	87,458

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
294	Travelers (The) Cos., Inc.	$45,991
		538,873
	IT Services – 5.2%
373	Automatic Data Processing, Inc.	91,974
167	Broadridge Financial Solutions, Inc.	30,531
5,554	International Business Machines Corp.	742,348
812	Paychex, Inc.	110,838
		975,691
	Machinery – 2.7%
457	Caterpillar, Inc.	94,480
437	Cummins, Inc.	95,327
436	Illinois Tool Works, Inc.	107,605
865	PACCAR, Inc.	76,345
196	Parker-Hannifin Corp.	62,351
377	Stanley Black & Decker, Inc.	71,110
		507,218
	Media – 3.5%
1,037	Comcast Corp., Class A	52,192
5,572	Omnicom Group, Inc.	408,260
6,543	ViacomCBS, Inc., Class B	197,468
		657,920
	Metals & Mining – 0.2%
486	Newmont Corp.	30,142
117	Nucor Corp.	13,355
		43,497
	Multi-Utilities – 0.9%
169	Ameren Corp.	15,043
535	CenterPoint Energy, Inc.	14,932
247	CMS Energy Corp.	16,067
301	Consolidated Edison, Inc.	25,681
243	Dominion Energy, Inc.	19,090
148	DTE Energy Co.	17,692
280	Public Service Enterprise Group, Inc.	18,685
139	Sempra Energy	18,387
176	WEC Energy Group, Inc.	17,084
		162,661
	Oil, Gas & Consumable Fuels – 2.4%
451	Chevron Corp.	52,925
330	ConocoPhillips	23,819
221	EOG Resources, Inc.	19,631
887	Exxon Mobil Corp.	54,276
3,355	Kinder Morgan, Inc.	53,210
535	Marathon Petroleum Corp.	34,235
981	ONEOK, Inc.	57,644
647	Phillips 66	46,882
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
694	Valero Energy Corp.	$52,126
2,136	Williams (The) Cos., Inc.	55,621
		450,369
	Pharmaceuticals – 5.3%
3,668	Bristol-Myers Squibb Co.	228,700
328	Eli Lilly & Co.	90,600
846	Johnson & Johnson	144,725
2,399	Merck & Co., Inc.	183,859
4,408	Pfizer, Inc.	260,293
6,385	Viatris, Inc.	86,389
		994,566
	Professional Services – 1.1%
2,364	Leidos Holdings, Inc.	210,160
	Road & Rail – 1.0%
281	Norfolk Southern Corp.	83,657
426	Union Pacific Corp.	107,322
		190,979
	Semiconductors & Semiconductor Equipment – 11.3%
1,518	Analog Devices, Inc.	266,819
969	Broadcom, Inc.	644,782
7,655	Intel Corp.	394,232
2,532	QUALCOMM, Inc.	463,027
1,748	Texas Instruments, Inc.	329,446
		2,098,306
	Software – 1.7%
12,367	NortonLifeLock, Inc.	321,295
	Specialty Retail – 2.8%
2,523	Best Buy Co., Inc.	256,337
637	Home Depot (The), Inc.	264,361
		520,698
	Technology Hardware, Storage & Peripherals – 8.4%
37,424	Hewlett Packard Enterprise Co.	590,176
16,395	HP, Inc.	617,600
3,812	NetApp, Inc.	350,666
		1,558,442
	Textiles, Apparel & Luxury Goods – 1.8%
4,647	VF Corp.	340,253
	Tobacco – 0.8%
1,962	Altria Group, Inc.	92,979
630	Philip Morris International, Inc.	59,850
		152,829

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 0.6%
286	Fastenal Co.	$18,321
164	WW Grainger, Inc.	84,992
		103,313
	Water Utilities – 0.0%
41	American Water Works Co., Inc.	7,743
	Total Common Stocks	18,035,513
	(Cost $16,708,179)
REAL ESTATE INVESTMENT TRUSTS – 2.8%
	Equity Real Estate Investment Trusts – 2.8%
73	Alexandria Real Estate Equities, Inc.	16,276
43	American Tower Corp.	12,578
58	AvalonBay Communities, Inc.	14,650
200	Boston Properties, Inc.	23,036
91	Camden Property Trust	16,260
106	Crown Castle International Corp.	22,126
132	Digital Realty Trust, Inc.	23,347
267	Duke Realty Corp.	17,526
11	Equinix, Inc.	9,304
140	Equity LifeStyle Properties, Inc.	12,272
220	Equity Residential	19,910
49	Essex Property Trust, Inc.	17,259
88	Extra Space Storage, Inc.	19,952
679	Healthpeak Properties, Inc.	24,505
269	Invitation Homes, Inc.	12,196
70	Mid-America Apartment Communities, Inc.	16,061
94	Prologis, Inc.	15,826
54	Public Storage	20,226
411	Realty Income Corp.	29,424
241	Simon Property Group, Inc.	38,505
57	Sun Communities, Inc.	11,968
308	UDR, Inc.	18,477
354	Ventas, Inc.	18,096
1,002	VICI Properties, Inc.	30,170
215	Welltower, Inc.	18,441
322	Weyerhaeuser Co.	13,260
471	WP Carey, Inc.	38,646
	Total Real Estate Investment Trusts	530,297
	(Cost $444,324)
	Total Investments – 99.7%	18,565,810
	(Cost $17,152,503) (a)
	Net Other Assets and Liabilities – 0.3%	47,956
	Net Assets – 100.0%	$18,613,766

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,812,309 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $399,002. The net unrealized appreciation was $1,413,307.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,035,513	$ 18,035,513	$ —	$ —
Real Estate Investment Trusts*	530,297	530,297	—	—
Total Investments	$ 18,565,810	$ 18,565,810	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Developed Markets IndexTM, Nasdaq Riskalyze Emerging Markets IndexTM, Nasdaq Riskalyze US Large Cap IndexTM, Nasdaq Riskalyze US Mid Cap IndexTM, Nasdaq Riskalyze US Small Cap IndexTM, and Nasdaq Riskalyze Large Cap Select Dividend IndexTM are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.